SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 18, 2000

               PERSPECTIVE ADVANTAGE FIXED AND VARIABLE ANNUITY SM

                               JNL(R) SERIES TRUST

The prospectus is also being amended by inserting the following new paragraph at the end of the section of the prospectus entitled "Sub-Advisory Arrangements":

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o    performing initial due diligence on prospective sub-advisers for the Series
o    monitoring the performance of sub-advisers
o    communicating performance expectations to the sub-advisers
o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

Certain series of the JNL Series Trust (the "Trust") have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Prospectus is amended by inserting the following section after the paragraph entitled "Administrative Fee" which is located in the "Management of the Trust " section of the prospectus:

                           BROKERAGE ENHANCEMENT PLAN

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o    Printing  and  mailing  of Trust  prospectuses,  statements  of  additional
     information,   any  supplements   thereto  and   shareholder   reports  for
     prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o    Providing   information  about  the  Trust,  its  Series  or  the  Variable
     Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o Training sales personnel regarding sales of Variable Contracts.

o Personal service and/or maintenance of the Variable Contract owner accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS


The following tables should be added to the Financial Highlights section of the prospectus. The information for the period ended June 30, 2000, has not been audited.

JNL/Alliance Growth Series

Financial Highlights (Unaudited)
                                                      Six months
                                                      ended
                                                      June 30,
                                                      2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $       16.64
                                                   --------------
Income from operations:
  Net investment income (loss) ..................         0.01
  Net realized and unrealized gains on
  investments ...................................         0.34
                                                   --------------
  Total income from operations ..................         0.35
                                                   --------------

Less distributions:
  From net investment income.....................          -
  From net realized gains on investment
  transactions ..................................          -
                                                   --------------
  Total distributions ...........................          -
                                                   --------------
  Net increase ..................................         0.35
                                                   --------------

Net asset value, end of period ..................  $       16.99
                                                   ==============

Total Return (a) ................................         2.10%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......  $     74,302
  Ratio of expenses to average net assets (b) ...         0.875%
  Ratio of net investment income (loss) to
     average net assets (b) .....................          0.17%
  Portfolio turnover ............................         19.59%


Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) ...          n/a
  Ratio of net investment loss to average net
  assets (b) ....................................          n/a


JNL/J.P. Morgan Enhanced S&P 500 Index Series

Financial Highlights (Unaudited)

                                                     Six months
                                                     ended
                                                     June 30,
                                                     2000
  Selected Per Share Data

  Net asset value, beginning of period ..........  $   10.58
                                                   --------------
  Income from operations:
    Net investment income .......................       0.02
    Net realized and unrealized gains (losses)
    on investments ..............................      (0.22)
                                                   --------------
    Total income (loss) from operations .........      (0.20)
                                                   --------------

  Less distributions:
    From net investment income ..................          -
    From net realized gains on investment
    transactions ................................          -
                                                   --------------
    Total distributions .........................          -
                                                   --------------
    Net increase (decrease) .....................      (0.20)
                                                   --------------

  Net asset value, end of period ................  $   10.38
                                                   ==============
  Total Return (a) ..............................      (1.89)%

  Ratios and Supplemental Data:
    Net assets, end of period (in thousands) ....  $   15,860
    Ratio of expenses to average net assets (b) .        0.90%
    Ratio of net investment income to average
       net assets (b) ...........................        0.57%
    Portfolio turnover ..........................       20.75%

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/J.P. Morgan International & Emerging Markets Series

Financial Highlights (Unaudited)


                                                    Six months
                                                    ended
                                                    June 30,
                                                    2000
                                                 ----------------
Selected Per Share Data

Net asset value, beginning of period ..........  $      13.15
                                                 ----------------

Income from operations:
  Net investment income .......................          0.04
  Net realized and unrealized gains (losses)
    on investments, futures contracts
    and foreign currency related items ........         (0.44)
                                                 ----------------
  Total income (loss) from operations .........         (0.40)
                                                 ----------------

Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
                                                 ----------------
  Total distributions .........................             -
                                                 ----------------
  Net increase (decrease) .....................         (0.40)
                                                 ----------------

Net asset value, end of period ................  $      12.75
                                                 ================

Total Return (a) ..............................         (3.04)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....     $  10,034
  Ratio of expenses to average net assets (b) .         1.075%
  Ratio of net investment income to average
     net assets (b) ...........................          0.75%
  Portfolio turnover ..........................         36.18%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)             n/a
  Ratio of net investment loss to average net
  assets (b) ..................................           n/a


JNL/Janus Aggressive Growth Series

Financial Highlights (Unaudited)

                                                     Six months
                                                     ended
                                                     June 30,
                                                     2000
                                                  --------------

Selected Per Share Data

Net asset value, beginning of period ..........   $       39.97
                                                  --------------

Income from operations:
  Net investment income (loss) ................            0.01
  Net realized and unrealized gains (losses)
    on investments and foreign currency
    related items .............................           (1.08)
                                                  --------------
  Total income (loss) from operations .........           (1.07)
                                                  --------------

Less distributions:
  From net investment income ..................              -
  From net realized gains on investment
    transactions ..............................              -
  Return of capital ...........................              -
                                                  --------------
  Total distributions .........................              -
                                                  --------------
  Net increase (decrease) .....................          (1.07)
                                                  --------------

Net asset value, end of period ................   $      38.90
                                                  ==============

Total Return (a) ..............................          (2.68)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $    845,637
  Ratio of expenses to average net assets (b) .           0.98%
  Ratio of net investment income (loss) to
    average net assets (b) ....................           0.01%

  Portfolio turnover ..........................          26.05%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b) .            n/a
  Ratio of net investment income (loss) to
    average net assets (b) ....................            n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Global Equities Series

Financial Highlights (Unaudited)

                                                         Six months
                                                         ended
                                                         June 30,
                                                         2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period ............     $      35.69
                                                      --------------

Income from operations:
  Net investment income .........................             0.01
  Net realized and unrealized gains on
    investments and foreign currency
    related items ...............................             0.37
                                                      --------------
  Total income from operations ..................             0.38
                                                      --------------

Less distributions:
  From net investment income ....................                -
  From net realized gains on investment
    transactions ................................                -
  Return of capital .............................                -
                                                      --------------
  Total distributions ...........................                -
                                                      --------------
  Net increase ..................................             0.38
                                                      --------------

Net asset value, end of period ..................     $      36.07
                                                      ==============

Total Return (a) ................................             1.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......     $    800,645
  Ratio of expenses to average net assets (b) ...             1.03%
  Ratio of net investment income to average
    net assets (b) ..............................               - %
  Portfolio turnover ............................            28.90%

Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) ...              n/a
  Ratio of net investment income (loss) to
  average net assets (b) ........................              n/a


JNL/Janus Growth & Income Series
(formerly, Goldman Sachs/JNL Growth & Income Series)

Financial Highlights (Unaudited)


                                                      Six months
                                                      ended
                                                      June 30,
                                                      2000
                                                    ---------------
Selected Per Share Data

Net asset value, beginning of period ............   $         9.36
                                                    ---------------

Income from operations:
  Net investment income .........................             0.05
  Net realized and unrealized gains (losses)
    on investments, futures contracts,
    options written and foreign currency
    related items ...............................            (0.20)
                                                    ---------------
  Total income (loss) from operations ...........            (0.15)
                                                    ---------------

Less distributions:
  From net investment income ....................                -
  From net realized gains on investment
    transactions ................................                -
                                                    ---------------
  Total distributions ...........................                -
                                                    ---------------
  Net increase (decrease) .......................            (0.15)
                                                    ---------------

Net asset value, end of period ..................   $         9.21
                                                    ===============

Total Return (a)
 ................................................            (1.60)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......   $       15,012
  Ratio of expenses to average net assets (b) ...             1.04%
  Ratio of net investment income to average net
    assets (b) ..................................             1.48%
  Portfolio turnover ............................           188.28%

Ratio information assuming no
expense reimbursement:
  Ratio of expenses to average net assets (b) ...              n/a
  Ratio of net investment loss to average net
  assets (b) ....................................              n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/PIMCO Total Return Bond Series

Financial Highlights (Unaudited)


                                                         Six months
                                                         ended
                                                         June 30,
                                                         2000
                                                    ---------------
Selected Per Share Data

Net asset value, beginning of period ............   $         9.64
                                                    ---------------

Income from operations:
  Net investment income .........................             0.23
  Net realized and unrealized gains (losses) on
    investments, futures contracts,
    options written and foreign currency
    related items ...............................             0.14
                                                    ---------------
  Total income (loss) from operations ...........             0.37
                                                    ---------------

Less distributions:
  From net investment income ....................                -
  From net realized gains on investment
    transactions ................................                -
                                                    ---------------
  Total distributions ...........................                -
                                                    ---------------
  Net increase (decrease) .......................             0.37
                                                    ---------------

Net asset value, end of period ..................   $        10.01
                                                    ===============

Total Return (a)
 ................................................             3.84%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......   $       14,396
  Ratio of expenses to average net assets (b) ...             0.80%
  Ratio of net investment income to average net
    assets (b) ..................................             5.93%
  Portfolio turnover ............................           138.65%


Ratio information assuming no
expense reimbursement:
  Ratio of expenses to average net assets (b) ...              n/a
  Ratio of net investment income to average net
    assets (b) ..................................              n/a


JNL/Putnam International Equity Series
(formerly, T. Rowe Price/JNL International Equity Investment Series)

Financial Highlights (Unaudited)


                                                    Six months
                                                    ended
                                                    June 30,
                                                    2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period             $      16.79
                                                 --------------

Income from operations:
  Net investment income                                 0.08
  Net realized and unrealized gains (losses)
    on investments and foreign currency
    related items                                       (0.83)
                                                 --------------
  Total income (loss) from operations
                                                        (0.75)
                                                 --------------

Less distributions:
  From net investment income                                -
  From net realized gains on investment
    transactions                                            -
                                                 --------------
  Total distributions                                       -
                                                 --------------
  Net increase (decrease)
                                                        (0.75)
                                                 --------------

Net asset value, end of period                   $      16.04
                                                 ==============

Total Return (a)
                                                        (4.47)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)       $    122,945
  Ratio of expenses to average net assets (b)            1.17%
  Ratio of net investment income to average net
    assets (b)                                           0.86%
  Portfolio turnover                                   112.00%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)             n/a
  Ratio of net investment income (loss) to
    average net assets (b)                                n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

JNL/Putnam Midcap Growth Series

Financial Highlights (Unaudited)

                                                       Period from
                                                       May 1,
                                                       2000* to
                                                       June 30,
                                                       2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period ............    $     10.00
                                                    --------------

Income from operations:
  Net investment income .........................              -
  Net realized and unrealized gains on
    investments .................................           0.15
                                                    --------------
  Total income from operations ..................           0.15
                                                    --------------

Less distributions:
  From net investment income ....................              -
  From net realized gains on investment
    transactions ................................              -
                                                    --------------
  Total distributions ...........................              -
                                                    --------------
  Net increase ..................................           0.15
                                                    --------------

Net asset value, end of period ..................    $     10.15
                                                    ==============

Total Return (a) ................................           1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......    $    24,094
  Ratio of expenses to average net assets (b) ...           1.05%
  Ratio of net investment income to average net
    assets (b) ..................................           2.47%
  Portfolio turnover ............................          18.31%



JNL/S&P Conservative Growth Series

Financial Highlights (Unaudited)

                                                     Period from
                                                     January 26,
                                                     2000* to
                                                     June 30,
                                                     2000
Selected Per Share Data

Net asset value, beginning of period                $     10.00
                                                    --------------

Income from operations:
  Net investment income                                       -
  Net realized and unrealized gains on
    investments                                            0.22
                                                    --------------
  Total income from operations                             0.22
                                                    --------------

Less distributions:
  From net investment income                                  -
  From net realized gains on investment
    transactions                                              -
                                                    --------------
  Total distributions                                         -
                                                    --------------
  Net increase                                             0.22
                                                    --------------

Net asset value, end of period                      $     10.22
                                                    ==============

Total Return (a)                                           2.20%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)          $     5,481
  Ratio of expenses to average net assets (b)             0.20%
  Ratio of net investment loss to average net
    assets (b)                                            (0.02)%
  Portfolio turnover                                      13.62%


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Moderate Growth Series

Financial Highlights (Unaudited)

                                                      Period from
                                                      January 13,
                                                      2000* to
                                                      June 30,
                                                      2000
                                                    --------------

Selected Per Share Data

Net asset value, beginning of period ............   $     10.00
                                                    --------------

Income from operations:
  Net investment income .........................             -
  Net realized and unrealized gains on
    investments .................................          0.21
                                                    --------------
  Total income from operations ..................          0.21
                                                    --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
    transactions ................................             -
                                                    --------------
  Total distributions ...........................             -
                                                    --------------
  Net increase ..................................          0.21
                                                    --------------

Net asset value, end of period ..................   $     10.21
                                                    ==============

Total Return (a) ................................          2.10%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......   $    11,426
  Ratio of expenses to average net assets (b) ...          0.20%
  Ratio of net investment income to average net
     assets (b) .................................         (0.20)%
  Portfolio turnover ............................         10.60%


JNL/S&P Aggressive Growth Series

Financial Highlights (Unaudited)

                                                       Period from
                                                       January 13,
                                                       2000* to
                                                       June 30,
                                                       2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period ............   $     10.00
                                                    --------------

Income from operations:
  Net investment income .........................             -
  Net realized and unrealized gains on
    investments .................................          0.85
                                                    --------------
  Total income from operations ..................          0.85
                                                    --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
    transactions ................................             -
                                                    --------------
  Total distributions ...........................             -
                                                    --------------
  Net increase ..................................          0.85
                                                    --------------

Net asset value, end of period ..................   $     10.85
                                                    ==============

Total Return (a) ................................          8.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......   $    10,328
  Ratio of expenses to average net assets (b) ...         0.20%
  Ratio of net investment income to average net
    assets (b) ..................................         (0.20)%
  Portfolio turnover ............................         15.46%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

Lazard/JNL Mid Cap Value Series

Financial Highlights (Unaudited)


                                                   Six months
                                                   ended
                                                   June 30,
                                                   2000
                                               ----------------
Selected Per Share Data

Net asset value, beginning of period ......... $        9.63
                                               ----------------

Income from operations:
  Net investment income ......................          0.01
  Net realized and unrealized gains (losses)
    on investments ...........................          0.67
                                               ----------------
  Total income (loss) from operations ........          0.68
                                               ----------------

Less distributions:
  From net investment income .................             -
  From net realized gains on investment
    transactions .............................             -
                                               ----------------
  Total distributions ........................             -
                                               ----------------
  Net increase (decrease) ....................          0.68
                                               ----------------

Net asset value, end of period ............... $       10.31
                                               ================

Total Return (a)                                        7.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ... $       9,466
  Ratio of expenses to average net assets (b)          1.075%
  Ratio of net investment income to average
    net assets (b) ...........................          0.34%
  Portfolio turnover .........................         70.70%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment loss to average
    net assets (b) ...........................           n/a


Lazard/JNL Small Cap Value Series

Financial Highlights (Unaudited)


                                                   Six months
                                                   ended
                                                   June 30,
                                                   2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ........... $      8.84
                                                 --------------

Income from operations:
  Net investment income (loss) .................       (0.01)
  Net realized and unrealized gains (losses) on
    investments ................................        0.45
                                                 --------------
  Total income (loss) from operations                   0.46
                                                 --------------

Less distributions:
  From net investment income ...................           -
  From net realized gains on investment
    transactions ...............................           -
  Return of capital ............................           -
                                                 --------------
  Total distributions ..........................           -
                                                 --------------
  Net increase (decrease) ......................        0.46
                                                 --------------

Net asset value, end of period ................. $      9.30
                                                 ==============

Total Return (a) ...............................        5.20%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..... $    10,212
  Ratio of expenses to average net assets (b) ..        1.15%
  Ratio of net investment income (loss) to
    average net assets (b) .....................        0.47%
  Portfolio turnover ...........................       24.60%


Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) ..         n/a
  Ratio of net investment loss to average net
    assets (b) .................................         n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Money Market Series

Financial Highlights (Unaudited)


                                                       Six months
                                                       ended
                                                       June 30,
                                                       2000
                                                   ----------------
Selected Per Share Data

Net asset value, beginning of period ............  $       1.00
                                                   ----------------

Income from operations:
  Net investment income .........................          0.03
                                                   ----------------

Less distributions:
  From net investment income ....................         (0.03)
                                                   ----------------
  Net increase ..................................             -
                                                   ----------------

Net asset value, end of period ..................  $       1.00
                                                   ================

Total Return (a) ................................          2.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......  $    147,342
  Ratio of expenses to average net assets (b) ...          0.70%
  Ratio of net investment income to average net
     assets (b) .................................          5.46%

Ratio information assuming no expense
  reimbursement or fees paid indirectly:
  Ratio of expenses to average net assets (b) ...           n/a
  Ratio of net investment income to average net
     assets (b) .................................           n/a



Salomon Brothers/JNL Balanced Series

Financial Highlights (Unaudited)

                                                   Six months
                                                   ended
                                                   June 30,
                                                   2000
                                                  ---------------
Selected Per Share Data

Net asset value, beginning of period ............ $      10.11
                                                  ---------------

Income from operations:
  Net investment income .........................         0.22
  Net realized and unrealized gains (losses)
   on investments ...............................         0.11
                                                  ---------------
   Total income from operations .................         0.33
                                                  ---------------

Less distributions:
  From net investment income ....................            -
  From net realized gains on investment
    transactions ................................            -
                                                  ---------------
  Total distributions ...........................            -
                                                  ---------------
  Net increase (decrease) .......................         0.33
                                                  ---------------

Net asset value, end of period .................. $      10.44
                                                  ===============

Total Return (a) ................................         3.26%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...... $      10,354
  Ratio of expenses to average net assets (b) ...         0.90%
  Ratio of net investment income to average net
    assets (b) ..................................         5.06%
  Portfolio turnover ............................        19.41%


Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) ...          n/a
  Ratio of net investment income to average net
    assets (b) ..................................          n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)


                                                       Six months
                                                       ended
                                                       June 30,
                                                       2000
                                                   ----------------
Selected Per Share Data

Net asset value, beginning of period ............  $         10.25
                                                   ----------------

Income from operations:
  Net investment income .........................             0.36
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .......................................            (0.14)
                                                   ----------------
  Total income from operations ..................             0.22
                                                   ----------------

Less distributions:
  From net investment income ....................                -
  From net realized gains on investment
    transactions ................................                -
  Return of capital .............................                -
                                                   ----------------
  Total distributions ...........................                -
                                                   ----------------
  Net increase (decrease) .......................             0.22
                                                   ----------------

Net asset value, end of period ..................  $         10.47
                                                   ================

Total Return (a) ................................             2.15%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......  $        96,747
  Ratio of expenses to average net assets
    (b)(c) ......................................             0.95%
  Ratio of net investment income to average net
    assets (b) ..................................             7.45%
  Portfolio turnover ............................            71.99%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b) ...              n/a
  Ratio of net investment income to average net
    assets (b) ..................................              n/a



T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)


                                                        Six months
                                                        ended
                                                        June 30,
                                                        2000
                                                   -----------------
Selected Per Share Data

Net asset value, beginning of period ............  $         23.71
                                                   -----------------

Income from operations:
  Net investment income (loss) ..................            (0.03)
  Net realized and unrealized gains on
    investments
    and foreign currency related items ..........             1.34
                                                   -----------------
  Total income from operations ..................             1.31
                                                   -----------------

Less distributions:
  From net investment income ....................                -
  From net realized gains on investment
     transactions ...............................                -
                                                   -----------------
  Total distributions ...........................                -
                                                   -----------------
  Net increase ..................................             1.31
                                                   -----------------

Net asset value, end of period ..................  $         25.02
                                                   =================

Total Return (a) ................................             5.53%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......  $       355,790
  Ratio of expenses to average net assets (b) ...             1.02%
   Ratio of net investment income (loss) to
     average net assets (b) .....................            (0.25)%
  Portfolio turnover ............................            28.00%


Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) ...              n/a
  Ratio of net investment loss to average net
     assets (b) .................................              n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

This Supplement is dated December 18, 2000.


(To be used with Form No. VC3723 Rev. 05/00.)

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 18, 2000

               PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY (R)

                               JNL(R) SERIES TRUST

The prospectus is also being amended by inserting the following new paragraph at the end of the section of the prospectus entitled "Sub-Advisory Arrangements":

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o    performing initial due diligence on prospective sub-advisers for the Series
o    monitoring the performance of sub-advisers
o    communicating performance expectations to the sub-advisers
o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

Certain series of the JNL Series Trust (the "Trust") have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Prospectus is amended by inserting the following section after the paragraph entitled "Administrative Fee" which is located in the "Management of the Trust " section of the prospectus:

                           BROKERAGE ENHANCEMENT PLAN


At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o    Printing  and  mailing  of Trust  prospectuses,  statements  of  additional
     information,   any  supplements   thereto  and   shareholder   reports  for
     prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o    Providing   information  about  the  Trust,  its  Series  or  the  Variable
     Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o    Training sales personnel regarding sales of Variable Contracts.

o    Personal  service  and/or   maintenance  of  the  Variable  Contract  owner
     accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

The following tables should be added to the Financial Highlights section of the prospectus. The information for the period ended June 30, 2000, has not been audited.


   JNL/Alliance Growth Series

   Financial Highlights (Unaudited)
                                                    Six months
                                                         ended
                                                      June 30,
                                                          2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $       16.64
                                                   --------------
Income from operations:
  Net investment income (loss) ..................           0.01
  Net realized and unrealized gains on
  investments                                               0.34
                                                   --------------
  Total income from operations ..................           0.35
                                                   --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
  transactions ..................................             -
                                                   --------------
  Total distributions ...........................             -
                                                   --------------
    Net increase ................................           0.35
                                                   --------------

Net asset value, end of period ..................  $       16.99
                                                   ==============

Total Return (a) ................................           2.10%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........$       74,302
  Ratio of expenses to average net assets (b) .....         0.875
  Ratio of net investment income (loss) to ........         0.17%
  average net assets (b)
  Portfolio turnover ..............................        19.59%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) .....         n/a
  Ratio of net investment loss to average net
  assets (b) ......................................         n/a

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/J.P. Morgan International & Emerging Markets Series

Financial Highlights (Unaudited)


                                                   Six months
                                                      ended
                                                    June 30,
                                                      2000
                                                 ----------------
Selected Per Share Data

Net asset value, beginning of period ........... $     13.15
                                                 ----------------

Income from operations:
  Net investment income ........................       0.04
  Net realized and unrealized gains (losses) on
    investments, futures contracts
    and foreign currency related items .........      (0.44)
                                                 ----------------
  Total income (loss) from operations ..........      (0.40)
                                                 ----------------

Less distributions:
  From net investment income ...................          -
  From net realized gains on investment
  transactions .................................          -
                                                 ----------------
  Total distributions ..........................          -
                                                 ----------------
  Net increase (decrease) ......................      (0.40)
                                                 ----------------
Net asset value, end of period ................. $    12.75
                                                 ================
Total Return (a) ...............................      (3.04)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..... $    10,034
  Ratio of expenses to average net assets (b)          1.075%
  Ratio of net investment income to average net
  assets (b) ...................................        0.75%
  Portfolio turnover ...........................       36.18%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment loss to average net
  assets (b) ...................................        n/a

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Aggressive Growth Series

Financial Highlights (Unaudited)

                                                    Six months
                                                       ended
                                                     June 30,
                                                       2000
                                                  --------------

Selected Per Share Data

Net asset value, beginning of period ...........  $       39.97
                                                  --------------

Income from operations:
  Net investment income (loss) .................           0.01
  Net realized and unrealized gains (losses) on
    investments and foreign currency related ...          (1.08)
    items
                                                  --------------
  Total income (loss) from operations ..........          (1.07)
                                                  --------------

Less distributions:
  From net investment income ...................              -
  From net realized gains on investment
  transactions .................................              -
  Return of capital ............................              -
                                                  --------------
  Total distributions ..........................              -
                                                  --------------
  Net increase (decrease) ......................          (1.07)
                                                  --------------

Net asset value, end of period .................  $       38.90
                                                  ==============

Total Return (a) ...............................          (2.68)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....  $     845,637
  Ratio of expenses to average net assets (b) ..          0.98%
  Ratio of net investment income (loss) to
  average ......................................          0.01%
    net assets (b)
  Portfolio turnover ...........................         26.05%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b) ......        n/a
  Ratio of net investment income (loss) to
  average net assets (b)............................        n/a

JNL/Janus Global Equities Series

Financial Highlights (Unaudited)

                                                       Six months
                                                         ended
                                                        June 30,
                                                          2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period ...............  $      35.69
                                                      --------------

Income from operations:
  Net investment income ............................          0.01
  Net realized and unrealized gains on
  investments
    and foreign currency related items .............          0.37
                                                      --------------
  Total income from operations .....................          0.38
                                                      --------------

Less distributions:
  From net investment income .......................          -
  From net realized gains on investment
  transactions .....................................          -
  Return of capital ................................          -
                                                      --------------
  Total distributions ..............................          -
  Net increase .....................................          0.38
                                                      --------------
Net asset value, end of period .....................  $      36.07
                                                      ==============
Total Return (a)                                              1.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..........      $800,645
  Ratio of expenses to average net assets (b) .......         1.03%
  Ratio of net investment income to average
    net assets (b) ..................................           - %
  Portfolio turnover ................................        28.90%


Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) .......           n/a
  Ratio of net investment income (loss) to average
  net assets (b) ....................................           n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Growth & Income Series
(formerly, Goldman Sachs/JNL Growth & Income Series)

Financial Highlights (Unaudited)


                                                     Six months
                                                         ended
                                                      June 30,
                                                         2000
                                                    ---------------
Selected Per Share Data

Net asset value, beginning of period .............. $    9.36
                                                    ---------------

Income from operations:
  Net investment income ...........................      0.05
  Net realized and unrealized gains (losses) on
    investments, futures contracts, options written
    and foreign currency related
    items .........................................     (0.20)
                                                    ---------------
  Total income (loss) from operations .............     (0.15)
                                                    ---------------
Less distributions:
  From net investment income ......................        -
  From net realized gains on investment transactions       -
                                                    ---------------
  Total distributions .............................        -
                                                    ---------------
  Net increase (decrease) .........................     (0.15)
                                                    ---------------
Net asset value, end of period .................... $    9.21
                                                    ===============
Total Return (a) ..................................     (1.60)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........ $   15,012
  Ratio of expenses to average net assets (b) .....      1.04%
  Ratio of net investment income to average net
  assets (b) ......................................      1.48%
  Portfolio turnover ..............................    188.28%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....       n/a
  Ratio of net investment loss to average net
  assets (b) .................................            n/a

  JNL/PIMCO Total Return Bond Series

  Financial Highlights (Unaudited)

                                                     Six months
                                                        ended
                                                      June 30,
                                                         2000
                                                    ---------------
Selected Per Share Data

Net asset value, beginning of period .............. $    9.64
                                                    ---------------

Income from operations:
  Net investment income ...........................      0.23
  Net realized and unrealized gains (losses) on
  investments, futures contracts, options written and    0.14
    foreign currency related items                  ---------------
  Total income (loss) from operations .............      0.37
                                                    ---------------
Less distributions:
  From net investment income ......................         -
  From net realized gains on investment transactions        -
                                                    ---------------
  Total distributions .............................         -
                                                    ---------------
  Net increase (decrease) .........................      0.37
                                                    ---------------
Net asset value, end of period .................... $   10.01
                                                    ===============
Total Return (a) ..................................      3.84%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........ $   14,396
  Ratio of expenses to average net assets (b) .....      0.80%
  Ratio of net investment income to average net
  assets (b) ......................................      5.93%
  Portfolio turnover ..............................    138.65%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....        n/a
  Ratio of net investment income to average net
  assets (b) ......................................        n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Putnam Growth Series

Financial Highlights (Unaudited)



                                                      Six months
                                                           ended
                                                        June 30,
                                                            2000
                                                     --------------
Selected Per Share Data

Net asset value, beginning of period ..............   $      28.45
                                                     --------------

Income from operations:
  Net investment income (loss) ....................          (0.03)
  Net realized and unrealized gains (losses) on
    investments ...................................          (0.66)
                                                     --------------
  Total income (loss) from operations .............          (0.69)
                                                     --------------

Less distributions:
  From net investment income
 ..................................................          -
  From net realized gains on investment transactions         -
                                                     --------------
  Total distributions .............................          -
                                                     --------------
  Net increase (decrease) .........................          (0.69)
                                                     --------------
Net asset value, end of period ....................   $      27.76
                                                     ==============
Total Return (a) ..................................          (2.43)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........   $     543,416
  Ratio of expenses to average net assets (b) (c)             0.95%
  Ratio of net investment income (loss) to average
    net assets (b) ................................        (0.26)%
  Portfolio turnover ..............................         31.06%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....           n/a
  Ratio of net investment income (loss) to average
    net assets (b) ................................           n/a

JNL/Putnam International Equity Series
(formerly, T. Rowe Price/JNL International Equity Investment Series)

Financial Highlights (Unaudited)


                                                   Six months
                                                      ended
                                                     June 30,
                                                       2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $    16.79
                                                 --------------

Income from operations:
  Net investment income .......................        0.08
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................       (0.83)
                                                 --------------
  Total income (loss) from operations .........       (0.75)
                                                 --------------

Less distributions:
  From net investment income ..................           -
  From net realized gains on investment .......           -
  transactions
                                                 --------------
  Total distributions .........................           -
                                                 --------------
  Net increase (decrease) .....................       (0.75)
                                                 --------------

Net asset value, end of period ................  $    16.04
                                                 ==============

Total Return (a) ..............................       (4.47)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $ 122,945
  Ratio of expenses to average net assets (b)          1.17%
  Ratio of net investment income to average net
    assets (b) ................................        0.86%
  Portfolio turnover ..........................      112.00%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment income (loss) to
  average net assets (b) ......................          n/a

  ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

JNL/Putnam Midcap Growth Series

Financial Highlights (Unaudited)

                                                     Period from
                                                        May 1,
                                                       2000* to
                                                       June 30,
                                                         2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period .............   $    10.00
                                                    --------------

Income from operations:
  Net investment income ..........................            -
  Net realized and unrealized gains on investments         0.15
                                                    --------------
  Total income from operations ...................         0.15
                                                    --------------
Less distributions:
  From net investment income .....................            -
  From net realized gains on investment
  transactions ...................................            -
                                                    --------------
  Total distributions ............................            -
                                                    --------------
  Net increase ...................................         0.15
                                                    --------------
Net asset value, end of period ...................   $    10.15
                                                    ==============
Total Return (a) .................................         1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......   $    24,094
  Ratio of expenses to average net assets (b) ....         1.05%
  Ratio of net investment income to average net
  assets (b) .....................................         2.47%
  Portfolio turnover .............................        18.31%

JNL/Putnam Value Equity Series

Financial Highlights (Unaudited)

                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $      16.78
                                                ---------------
Income from operations:
  Net investment income .......................         0.08
  Net realized and unrealized gains (losses) on        (0.35)
  investments                                   ---------------
  Total income (loss) from operations .........        (0.27)
                                                ---------------
Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
                                                ---------------
  Total distributions .........................           -
                                                ---------------
  Net increase (decrease) .....................        (0.27)
                                                ---------------
Net asset value, end of period ................ $      16.51
                                                ===============
Total Return (a) ..............................        (1.61)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     366,523
  Ratio of expenses to average net assets (b)           0.97%
  Ratio of net investment income to average net
    assets (b) ................................         1.04%
  Portfolio turnover ..........................        53.66%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)             n/a
  Ratio of net investment income to average net
    assets (b) ................................           n/a


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Conservative Growth Series II

Financial Highlights (Unaudited)



                                                         Six months
                                                           ended
                                                          June 30,
                                                            2000

Selected Per Share Data

Net asset value, beginning of period ............... $       11.01
                                                        --------------
Income from operations:

  Net investment income (loss) .....................         (0.10)

  Net realized and unrealized gain (loss) on .......          0.14
  investments                                           --------------
  Total income (loss) from operations ..............          0.04

Less distributions:
  From net investment income .......................             -

  From net realized gains on investment transactions             -
                                                        --------------
  Total distributions ..............................             -

                                                        --------------
  Net increase (decrease) ..........................          0.04
                                                        --------------
Net asset value, end of period ..................... $       11.05
                                                        ==============
Total Return (a) ...................................          0.36%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......... $        8,190
  Ratio of expenses to average net assets (b) ......          0.20%
  Ratio of net investment income to average net
  assets (b) .......................................         (0.20)%
  Portfolio turnover ...............................         18.04%

  JNL/S&P Moderate Growth Series II

  Financial Highlights (Unaudited)



                                                       Six months
                                                          ended
                                                        June 30,
                                                          2000

Selected Per Share Data

Net asset value, beginning of period ............... $   12.49
                                                     -------------
Income from operations:
   Net investment income (loss) .....................    (0.14)
   Net realized and unrealized gain on investments ..     0.23
                                                     -------------
   Total income from operations .....................     0.09
                                                     -------------
Less distributions:
   From net investment income .......................        -
   From net realized gains on investment
   transactions                                      -------------
   Total distributions ..............................        -
                                                     -------------
   Net increase .....................................      0.09
                                                     -------------
Net asset value, end of period ......................$      12.58
                                                     ==============
Total Return (a) ....................................        0.72%

Ratios and Supplemental Data:
   Net assets, end of period (in thousands) .........$    14,758
   Ratio of expenses to average net assets (b) ......      0.20%
   Ratio of net investment income to average net
     assets (b) .....................................     (0.20)%
   Portfolio turnover ...............................     17.20%


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

   JNL/S&P Aggressive Growth Series II

   Financial Highlights (Unaudited)



                                                        Six months
                                                             ended
                                                          June 30,
                                                              2000
                                                       ---------------
Selected Per Share Data

Net asset value, beginning of period ................. $   12.92
                                                       ---------------
Income from operations:
  Net investment income (loss) ........................    (0.18)
  Net realized and unrealized gains (losses) on
    investments .......................................     0.24
                                                       ---------------
  Total income from operations ........................     0.06
                                                       ---------------
Less distributions:
  From net investment income ..........................        -
  From net realized gains on investment transactions ..        -
                                                       ---------------
  Total distributions .................................        -
                                                       ---------------
  Net increase ........................................     0.06
                                                       ---------------
Net asset value, end of period ........................ $  12.98
                                                       ===============
Total Return (a) .........................................  0.46%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ............ $   5,092
  Ratio of expenses to average net assets (b) .........     0.20%
  Ratio of net investment income to average net
    assets (b) ........................................    (0.20)%
  Portfolio turnover ..................................    30.39%

JNL/S&P Very Aggressive Growth Series II

    Financial Highlights (Unaudited)


                                                        Six Months
                                                           ended,
                                                          June 30,
                                                            2000
                                                       --------------
Selected Per Share Data

Net asset value, beginning of period ................. $   15.37

Income from operations:
  Net investment income (loss) .......................     (0.13)
  Net realized and unrealized gains on investments ...      0.24
                                                       --------------
  Total income from operations .......................      0.11

Less distributions:
  From net investment income .........................         -
  From net realized gains on investment transactions           -
                                                       --------------
  Total distributions ................................         -
  Net increase .......................................      0.11
                                                       --------------
Net asset value, end of period ....................... $    15.48
                                                       ==============
Total Return (a) .....................................       0.72%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........... $     3,853
  Ratio of expenses to average net assets (b) ........       0.20%
  Ratio of net investment income to average net
  assets (b) .........................................      (0.20)%
  Portfolio turnover .................................      18.13%

  ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Equity Growth Series II

Financial Highlights (Unaudited)



                                                         Six months
                                                            ended
                                                           June 30,
                                                             2000
                                                        ---------------
Selected Per Share Data

Net asset value, beginning of period .................. $     13.67
                                                        ---------------
Income from operations: ...............................
  Net investment income (loss)                                (0.28)
  Net realized and unrealized gains (losses) on
    investments .......................................        0.36
                                                        ---------------
  Total income from operations ........................        0.08
                                                        ---------------
Less distributions:
  From net investment income ..........................           -
  From net realized gains on investment transactions ..           -
                                                        ---------------
  Total distributions .................................           -
  Net increase ........................................        0.08
                                                        ---------------
Net asset value, end of period ........................ $     13.75
                                                        ===============
Total Return (a) ......................................        0.59%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ............ $      9,921
  Ratio of expenses to average net assets (b) .........        0.20%
  Ratio of net investment income to average
    net assets (b) ....................................       (0.20)%
  Portfolio turnover ..................................       10.94%

    JNL/S&P Equity Aggressive Growth Series II

   Financial Highlights (Unaudited)



                                                          Six months
                                                             ended
                                                            June 30,
                                                              2000
                                                        ----------------
Selected Per Share Data

Net asset value, beginning of period .................. $     14.44
                                                        ----------------
Income from operations:
  Net investment income (loss) ........................       (0.39)
  Net realized and unrealized gains on investments ....        0.51
                                                        ----------------
  Total income from operations ........................        0.12
                                                        ----------------
Less distributions:
  From net investment income (loss) ...................           -
  From net realized gains on investment transactions ..           -
                                                        ----------------
  Total distributions .................................           -
  Net increase ........................................        0.12
                                                        ----------------
Net asset value, end of period ........................$      14.56

Total Return (a) ......................................        0.83%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ............$       2,714
  Ratio of expenses to average net assets (b) .........        0.20%
  Ratio of net investment income to average
     net assets (b) ...................................       (0.20)%
  Portfolio turnover ..................................       22.07%

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

   Lazard/JNL Mid Cap Value Series

   Financial Highlights (Unaudited)


                                                 Six months
                                                    ended
                                                   June 30,
                                                     2000
                                               ----------------
Selected Per Share Data

Net asset value, beginning of period ..........$        9.63
                                               ----------------

Income from operations:
  Net investment income .......................         0.01
  Net realized and unrealized gains (losses)
    on investments ............................         0.67
                                               ----------------
  Total income (loss) from operations .........         0.68
                                               ----------------
Less distributions:
  From net investment income ..................            -
  From net realized gains on investment
    transactions ..............................            -
                                               ----------------
  Total distributions .........................            -
                                               ----------------
  Net increase (decrease) .....................         0.68
                                               ----------------

Net asset value, end of period ................$       10.31
                                               ================
Total Return (a) ..............................         7.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....$        9,466
  Ratio of expenses to average net assets (b)           1.075%
  Ratio of net investment income to average
    net assets (b) ............................         0.34%
  Portfolio turnover ..........................        70.70%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment loss to average
    net assets (b) ............................          n/a

Lazard/JNL Small Cap Value Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                      2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period             $    8.84
                                                 --------------
Income from operations:
  Net investment income (loss)                       (0.01)
  Net realized and unrealized gains (losses) on
  investments                                         0.45
                                                 --------------
  Total income (loss) from operations                 0.46
                                                 --------------
Less distributions:
  From net investment income                            -
  From net realized gains on investment
  transactions                                          -
  Return of capital                                     -
                                                 --------------
  Total distributions                                   -
                                                 --------------
  Net increase (decrease)                             0.46
                                                 --------------
Net asset value, end of period                   $    9.30
                                                 ==============
Total Return (a)                                      5.20%
Ratios and Supplemental Data:
  Net assets, end of period (in thousands)         $ 10,212
  Ratio of expenses to average net assets (b)         1.15%
  Ratio of net investment income (loss) to
    average net assets (b)                            0.47%
  Portfolio turnover                                 24.60%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment loss to average net
  assets (b)                                            n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Money Market Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $     1.00
                                                ----------------
Income from operations:
  Net investment income .......................       0.03
                                                ----------------

Less distributions:
  From net investment income ..................      (0.03)
                                                ----------------
  Net increase                                           -
                                                ----------------
Net asset value, end of period ................ $     1.00
                                                ================
Total Return (a) ..............................       2.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $   147,342
  Ratio of expenses to average net assets (b)         0.70%
  Ratio of net investment income to average net
     assets (b) ...............................       5.46%

Ratio information assuming no expense
  reimbursement or fees paid indirectly:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment income to average net
     assets (b)                                         n/a

Salomon Brothers/JNL Balanced Series

Financial Highlights (Unaudited)


                                                 Six months
                                                    ended
                                                  June 30,
                                                    2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $   10.11
                                                ---------------
Income from operations:
  Net investment income .......................      0.22
  Net realized and unrealized gains (losses) on
  investments .................................      0.11
                                                ---------------
   Total income from operations ...............      0.33
                                                ---------------
Less distributions:
  From net investment income ..................         -
  From net realized gains on investment
 transactions .................................         -
                                                ---------------
  Total distributions .........................         -
                                                ---------------
  Net increase (decrease) .....................       0.33
                                                ---------------
Net asset value, end of period ................ $    10.44
                                                ===============

Total Return (a) ..............................       3.26%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $    10,354
  Ratio of expenses to average net assets (b)         0.90%
  Ratio of net investment income to average net
    assets (b) .................................      5.06%
  Portfolio turnover ...........................     19.41%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) ...        n/a
  Ratio of net investment income to average net
    assets (b) ..................................        n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                    ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $    10.25
                                                ----------------
Income from operations:
  Net investment income .......................       0.36
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................      (0.14)
                                                ----------------
  Total income from operations ................       0.22
                                                ----------------
Less distributions:
  From net investment income ..................          -
  From net realized gains on investment
    transactions ..............................          -
  Return of capital ...........................          -
                                                ----------------
  Total distributions .........................          -
                                                ----------------
  Net increase (decrease) .....................       0.22
                                                ----------------
Net asset value, end of period ................ $    10.47
                                                ================

Total Return (a) ..............................       2.15%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)      $    96,747
  Ratio of expenses to average net assets (b)(c)      0.95%
  Ratio of net investment income to average net
    assets (b) ................................       7.45%
  Portfolio turnover ..........................      71.99%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)          n/a
  Ratio of net investment income to average net
    assets (b)                                         n/a

-------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

 Salomon Brothers/JNL High Yield Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $        8.71
                                                ---------------
Income from operations:
  Net investment income .......................          0.32
  Net realized and unrealized losses on .......         (0.62)
  investments                                   ---------------
  Total income (loss) from operations .........         (0.30)
                                                ---------------
Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
                                                ---------------
  Total distributions .........................             -
                                                ---------------
  Net decrease ................................         (0.30)
                                                ---------------
Net asset value, end of period ................ $        8.41
                                                ===============
Total Return (a) ..............................         (3.44)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $       13,656
  Ratio of expenses to average net assets (b)            0.90%
  Ratio of net investment income to average net
    assets (b) ................................          9.02%
  Portfolio turnover ..........................         21.35%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)              n/a
  Ratio of net investment income to average net
    assets (b) ...................................         n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period .........  $      23.71
                                                -----------------

Income from operations:
  Net investment income (loss) ...............        (0.03)
  Net realized and unrealized gains on
  investments and
    foreign currency related items ...........         1.34
                                                -----------------
  Total income from operations ...............         1.31
                                                -----------------
Less distributions:
  From net investment income .................          -
  From net realized gains on investment
  transactions ...............................          -
                                                -----------------
  Total distributions ........................          -
                                                -----------------
  Net increase ...............................         1.31
                                                -----------------
Net asset value, end of period ...............  $      25.02
                                                =================
Total Return (a) .............................         5.53%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...  $    355,790
  Ratio of expenses to average net assets (b)          1.02%
   Ratio of net investment income (loss) to
     average net assets (b) ..................        (0.25)%
  Portfolio turnover .........................        28.00%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)         n/a
  Ratio of net investment loss to average net
     assets (b)                                       n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


This Supplement is dated December 18, 2000.


(To be used with Form No. VC3657 Rev. 09/00.)

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 18, 2000

         JACKSON NATIONAL LIFE(R) DEFINED STRATEGIES VARIABLE ANNUITY sm

                               JNL(R) SERIES TRUST

The prospectus is also being amended by inserting the following new paragraph at the end of the section of the prospectus entitled "Sub-Advisory Arrangements":

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o    performing initial due diligence on prospective sub-advisers for the Series
o    monitoring the performance of sub-advisers
o    communicating performance expectations to the sub-advisers
o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

Certain series of the JNL Series Trust (the "Trust") have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Prospectus is amended by inserting the following section after the paragraph entitled "Administrative Fee" which is located in the "Management of the Trust " section of the prospectus:

                           BROKERAGE ENHANCEMENT PLAN

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o    Printing  and  mailing  of Trust  prospectuses,  statements  of  additional
     information,   any  supplements   thereto  and   shareholder   reports  for
     prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o    Providing   information  about  the  Trust,  its  Series  or  the  Variable
     Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o Training sales personnel regarding sales of Variable Contracts.

o Personal service and/or maintenance of the Variable Contract owner accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

The following tables should be added to the Financial Highlights section of the prospectus. The information for the period ended June 30, 2000, has not been audited.

PPM America/JNL Money Market Series

Financial Highlights (Unaudited)


                                                            Six months
                                                              ended
                                                             June 30,
                                                               2000
                                                       --------------------
Selected Per Share Data

Net asset value, beginning of period ...............   $        1.00
                                                       --------------------
Income from operations:
  Net investment income ............................            0.03
                                                       --------------------
Less distributions:
  From net investment income .......................           (0.03)
                                                       --------------------
  Net increase .....................................               -
                                                       --------------------
Net asset value, end of period .....................   $        1.00
                                                       ====================
Total Return (a) ...................................             2.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .........   $       147,342
  Ratio of expenses to average net assets (b) ......             0.70%
  Ratio of net investment income to average net assets (b)       5.46%

Ratio information assuming no expense reimbursement or
  fees paid indirectly:
  Ratio of expenses to average net assets (b) ......               n/a
  Ratio of net investment income to average net assets (b)         n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


This Supplement is dated December 18, 2000.


(To be used with Form No. NV3652 Rev. 09/00.)

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 18, 2000

                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)

                               JNL(R) SERIES TRUST

The prospectus is also being amended by inserting the following new paragraph at the end of the section of the prospectus entitled "Sub-Advisory Arrangements":

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o    performing initial due diligence on prospective sub-advisers for the Series

o    monitoring the performance of sub-advisers

o    communicating performance expectations to the sub-advisers

o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

Certain series of the JNL Series Trust (the "Trust") have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Prospectus is amended by inserting the following section after the paragraph entitled "Administrative Fee" which is located in the "Management of the Trust " section of the prospectus:

                           BROKERAGE ENHANCEMENT PLAN

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o    Printing  and  mailing  of Trust  prospectuses,  statements  of  additional
     information,   any  supplements   thereto  and   shareholder   reports  for
     prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o    Providing   information  about  the  Trust,  its  Series  or  the  Variable
     Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o    Training sales personnel regarding sales of Variable Contracts.

o    Personal  service  and/or   maintenance  of  the  Variable  Contract  owner
     accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

The following tables should be added to the Financial Highlights section of the prospectus. The information for the period ended June 30, 2000, has not been audited.


JNL/Alger Growth Series

Financial Highlights (Unaudited)
                                                     Six months
                                                     ended
                                                     June 30,
                                                     2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $      22.91

Income from operations:
  Net investment income (loss) ..................         (0.01)
  Net realized and unrealized gains on
  investments ...................................          1.05
                                                   --------------
  Total income from operations ..................          1.04
                                                   --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
  transactions ..................................             -
                                                   --------------
  Total distributions ...........................             -
                                                   --------------
  Net increase ..................................          1.04
                                                   --------------

Net asset value, end of period ..................  $      23.95
                                                   ==============

Total Return (a) ................................          4.54%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......  $     495,632
  Ratio of expenses to average net assets (b) ...          1.07%
  Ratio of net investment loss to average net
  assets (b) ....................................         (0.09)%
  Portfolio turnover ............................         45.53%


Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) ...           n/a
  Ratio of net investment loss to average net
  assets (b) ....................................           n/a

   JNL/Alliance Growth Series

   Financial Highlights (Unaudited)
                                                    Six months
                                                         ended
                                                      June 30,
                                                          2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $       16.64
                                                   --------------
Income from operations:
  Net investment income (loss) ..................           0.01
  Net realized and unrealized gains on
  investments                                               0.34
                                                   --------------
  Total income from operations ..................           0.35
                                                   --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
  transactions ..................................             -
                                                   --------------
  Total distributions ...........................             -
                                                   --------------
    Net increase ................................           0.35
                                                   --------------

Net asset value, end of period ..................  $       16.99
                                                   ==============

Total Return (a) ................................           2.10%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........$       74,302
  Ratio of expenses to average net assets (b) .....         0.875
  Ratio of net investment income (loss) to ........         0.17%
  average net assets (b)
  Portfolio turnover ..............................        19.59%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) .....         n/a
  Ratio of net investment loss to average net
  assets (b) ......................................         n/a

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Eagle Core Equity Series

Financial Highlights (Unaudited)


                                                       Six months
                                                          ended
                                                        June 30,
                                                          2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period .............    $     18.47
                                                      --------------

Income from operations: ..........................
  Net investment income                                      0.05
  Net realized and unrealized gains on investments and
    options written ..............................           0.62
                                                      --------------
  Total income from operations ...................           0.67
                                                      --------------

Less distributions:
  From net investment income .....................            -
  From net realized gains on investment transactions          -
                                                      --------------
  Total distributions ............................            -
                                                      --------------
  Net increase ...................................           0.67
                                                      --------------
Net asset value, end of period ...................    $     19.14
                                                      ==============
Total Return (a) .................................           3.63%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......       $119,735
  Ratio of expenses to average net assets (b) ....           0.97%
  Ratio of net investment income to average net
  assets (b) .....................................           0.60%
  Portfolio turnover .............................         104.07%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ....            n/a
  Ratio of net investment income (loss) to average net
    assets (b) ...................................            n/a



JNL/Eagle SmallCap Equity Series

Financial Highlights (Unaudited)


                                                   Six months
                                                        ended
                                                     June 30,
                                                         2000
                                                  ----------------
Selected Per Share Data

Net asset value, beginning of period ..........   $      16.97
                                                  ----------------

Income from operations:
  Net investment loss .........................          (0.03)
  Net realized and unrealized gains on
  investments .................................           0.55
                                                  ----------------
  Total income from operations ................           0.52
                                                  ----------------

Less distributions:
  From net investment income ..................            -
  From net realized gains on investment
  transactions ................................            -
                                                  ----------------
  Total distributions .........................            -
                                                  ----------------
  Net increase ................................           0.52
                                                  ----------------

Net asset value, end of period ................   $      17.49
                                                  ================

Total Return (a) ..............................           3.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....     $   81,759
  Ratio of expenses to average net assets (b)             1.05%
  Ratio of net investment loss to average net
  assets (b) ..................................          (0.42)%
  Portfolio turnover ..........................          39.31%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)               n/a
  Ratio of net investment loss to average net
  assets (b) ..................................             n/a

--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Aggressive Growth Series

Financial Highlights (Unaudited)

                                                    Six months
                                                       ended
                                                     June 30,
                                                       2000
                                                  --------------

Selected Per Share Data

Net asset value, beginning of period ...........  $       39.97
                                                  --------------

Income from operations:
  Net investment income (loss) .................           0.01
  Net realized and unrealized gains (losses) on
    investments and foreign currency related ...          (1.08)
    items
                                                  --------------
  Total income (loss) from operations ..........          (1.07)
                                                  --------------

Less distributions:
  From net investment income ...................              -
  From net realized gains on investment
  transactions .................................              -
  Return of capital ............................              -
                                                  --------------
  Total distributions ..........................              -
                                                  --------------
  Net increase (decrease) ......................          (1.07)
                                                  --------------

Net asset value, end of period .................  $       38.90
                                                  ==============

Total Return (a) ...............................          (2.68)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....  $     845,637
  Ratio of expenses to average net assets (b) ..          0.98%
  Ratio of net investment income (loss) to
  average ......................................          0.01%
    net assets (b)
  Portfolio turnover ...........................         26.05%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b) ......        n/a
  Ratio of net investment income (loss) to
  average net assets (b)............................        n/a

JNL/Janus Balanced Series

Financial Highlights (Unaudited)

                                                   Period from
                                                      May 1,
                                                     2000* to
                                                     June 30,
                                                       2000
                                                  --------------
Selected Per Share Data

Net asset value, beginning of period ...........  $      10.00

Income from operations:
  Net investment income ........................          0.03
  Net realized and unrealized loss on ..........         (0.05)
  investments
                                                  --------------
  Total loss from operations ...................         (0.02)
                                                  --------------

Less distributions:
  From net investment income ...................             -
  From net realized gains on investment
  transactions .................................             -
                                                  --------------
  Total distributions ..........................             -
                                                  --------------
  Net decrease .................................         (0.02)
                                                  --------------

Net asset value, end of period .................  $       9.98
                                                  ==============

Total Return (a) ...............................         (0.20)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....  $      23,147
  Ratio of expenses to average net assets (b) ..          1.05%
  Ratio of net investment income to average net
    assets (b) .................................          2.47%
  Portfolio turnover ...........................          8.99%

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

*Commencement of Operations.

JNL/Janus Capital Growth Series

Financial Highlights (Unaudited)

                                                   Six months
                                                     ended
                                                    June 30,
                                                      2000
                                                  --------------
Selected Per Share Data

Net asset value, beginning of period ...........  $      43.62
                                                  --------------

Income from operations:
  Net investment income (loss) .................         (0.12)
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items ......................................         (0.54)
                                                  --------------
  Total income (loss) from operations ..........         (0.66)
                                                  --------------

Less distributions:
  From net investment income
 ...............................................          -
  From net realized gains on investment
  transactions .................................          -
  Return of capital
 ...............................................          -
                                                  --------------
  Total distributions ..........................          -
                                                  --------------
  Net increase (decrease) ......................        (0.66)
                                                  --------------
Net asset value, end of period .................  $     42.96
                                                  ==============

Total Return (a) ...............................        (1.51)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....    $ 702,531
  Ratio of expenses to average net assets (b) ..        0.99%
  Ratio of net investment income (loss) to
  average
    net assets (b) .............................       (0.63)%
  Portfolio turnover ...........................       73.88%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)              n/a
  Ratio of net investment income (loss) to
  average net assets (b) .......................           n/a

JNL/Janus Global Equities Series

Financial Highlights (Unaudited)

                                                       Six months
                                                         ended
                                                        June 30,
                                                          2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period ...............  $      35.69
                                                      --------------

Income from operations:
  Net investment income ............................          0.01
  Net realized and unrealized gains on
  investments
    and foreign currency related items .............          0.37
                                                      --------------
  Total income from operations .....................          0.38
                                                      --------------

Less distributions:
  From net investment income .......................          -
  From net realized gains on investment
  transactions .....................................          -
  Return of capital ................................          -
                                                      --------------
  Total distributions ..............................          -
  Net increase                                                0.38
                                                      --------------
Net asset value, end of period                        $      36.07
                                                      ==============
Total Return (a)                                              1.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..........      $800,645
  Ratio of expenses to average net assets (b) .......         1.03%
  Ratio of net investment income to average
    net assets (b) ..................................           - %
  Portfolio turnover ................................        28.90%


Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) .......           n/a
  Ratio of net investment income (loss) to average
  net assets (b) ....................................           n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Putnam Growth Series

Financial Highlights (Unaudited)



                                                      Six months
                                                           ended
                                                        June 30,
                                                            2000
                                                     --------------
Selected Per Share Data

Net asset value, beginning of period ..............   $      28.45
                                                     --------------

Income from operations:
  Net investment income (loss) ....................          (0.03)
  Net realized and unrealized gains (losses) on
    investments ...................................          (0.66)
                                                     --------------
  Total income (loss) from operations .............          (0.69)
                                                     --------------

Less distributions:
  From net investment income
 ..................................................          -
  From net realized gains on investment transactions         -
                                                     --------------
  Total distributions .............................          -
                                                     --------------
  Net increase (decrease) .........................          (0.69)
                                                     --------------
Net asset value, end of period ....................   $      27.76
                                                     ==============
Total Return (a) ..................................          (2.43)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........   $     543,416
  Ratio of expenses to average net assets (b) (c)             0.95%
  Ratio of net investment income (loss) to average
    net assets (b) ................................        (0.26)%
  Portfolio turnover ..............................         31.06%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....           n/a
  Ratio of net investment income (loss) to average
    net assets (b) ................................           n/a

JNL/Putnam International Equity Series
(formerly, T. Rowe Price/JNL International Equity Investment Series)

Financial Highlights (Unaudited)


                                                   Six months
                                                      ended
                                                     June 30,
                                                       2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $    16.79
                                                 --------------

Income from operations:
  Net investment income .......................        0.08
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................       (0.83)
                                                 --------------
  Total income (loss) from operations .........       (0.75)
                                                 --------------

Less distributions:
  From net investment income ..................           -
  From net realized gains on investment .......           -
  transactions
                                                 --------------
  Total distributions .........................           -
                                                 --------------
  Net increase (decrease) .....................       (0.75)
                                                 --------------

Net asset value, end of period ................  $    16.04
                                                 ==============

Total Return (a) ..............................       (4.47)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $ 122,945
  Ratio of expenses to average net assets (b)          1.17%
  Ratio of net investment income to average net
    assets (b) ................................        0.86%
  Portfolio turnover ..........................      112.00%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment income (loss) to
  average net assets (b) ......................          n/a

  ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

JNL/Putnam Midcap Growth Series

Financial Highlights (Unaudited)

                                                     Period from
                                                        May 1,
                                                       2000* to
                                                       June 30,
                                                         2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period .............   $    10.00
                                                    --------------

Income from operations:
  Net investment income ..........................            -
  Net realized and unrealized gains on investments         0.15
                                                    --------------
  Total income from operations ...................         0.15
                                                    --------------
Less distributions:
  From net investment income .....................            -
  From net realized gains on investment
  transactions ...................................            -
                                                    --------------
  Total distributions ............................            -
                                                    --------------
  Net increase ...................................         0.15
                                                    --------------
Net asset value, end of period ...................   $    10.15
                                                    ==============
Total Return (a) .................................         1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......   $    24,094
  Ratio of expenses to average net assets (b) ....         1.05%
  Ratio of net investment income to average net
  assets (b) .....................................         2.47%
  Portfolio turnover .............................        18.31%

JNL/Putnam Value Equity Series

Financial Highlights (Unaudited)

                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $      16.78
                                                ---------------
Income from operations:
  Net investment income .......................         0.08
  Net realized and unrealized gains (losses) on        (0.35)
  investments                                   ---------------
  Total income (loss) from operations .........        (0.27)
                                                ---------------
Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
                                                ---------------
  Total distributions .........................           -
                                                ---------------
  Net increase (decrease) .....................        (0.27)
                                                ---------------
Net asset value, end of period ................ $      16.51
                                                ===============
Total Return (a) ..............................        (1.61)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     366,523
  Ratio of expenses to average net assets (b)           0.97%
  Ratio of net investment income to average net
    assets (b) ................................         1.04%
  Portfolio turnover ..........................        53.66%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)             n/a
  Ratio of net investment income to average net
    assets (b) ................................           n/a


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Conservative Growth Series I

  Financial Highlights (Unaudited)



                                                  Six months
                                                    ended
                                                   June 30,
                                                     2000
                                                ---------------

Selected Per Share Data

Net asset value, beginning of period .......... $   12.45
                                                ---------------
Income from operations:
  Net investment income .......................     (0.20)
  Net realized and unrealized gains on
  investments .................................      0.49
  Total income from operations ................      0.29

Less distributions:
  From net investment income ..................         -
  From net realized gains on investment
  transactions ................................         -
  Total distributions .........................         -
                                                ---------------
  Net increase ................................      0.29
                                                ---------------
Net asset value, end of period ................ $   12.74

Total Return (a) ..............................     2.33%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $  107,213
  Ratio of expenses to average net assets (b)        0.20%
   Ratio of net investment income to average
     net assets (b) ...........................      0.18%
  Portfolio turnover ..........................     17.95%

   JNL/S&P Moderate Growth Series I

   Financial Highlights (Unaudited)

                                                   Six months
                                                      ended
                                                     June 30,
                                                       2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $    13.42
                                                 --------------

Income from operations:
  Net investment income .......................        0.02
  Net realized and unrealized gains on investments     0.25
  Total income from operations ................        0.27
                                                 --------------

Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
  Total distributions .........................           -
                                                 --------------
  Net increase ................................        0.27
                                                 --------------
Net asset value, end of period ................  $    13.69
                                                 ==============

Total Return (a) ..............................        2.01%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $  178,838
  Ratio of expenses to average net assets (b)          0.20%
  Ratio of net investment income to average net
    assets (b) ................................       (0.09)%
  Portfolio turnover ..........................       19.81%


 ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Aggressive Growth Series I

Financial Highlights (Unaudited)



                                                Six months
                                                   ended
                                                 June 30,
                                                   2000
                                              --------------
Selected Per Share Data

Net asset value, beginning of period .......... $     14.69

Income from operations:
  Net investment income (loss) ................       (0.18)
  Net realized and unrealized gains on
  investments .................................        0.34
  Total income from operations ................        0.16

Less distributions:
  From net investment income ..................        -
  From net realized gains on investment
  transactions ................................        -
  Total distributions .........................        -
                                               --------------
  Net increase ................................        0.16

Net asset value, end of period ................ $     14.85

Total Return (a) ..............................        1.09%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     76,933
  Ratio of expenses to average net assets (b)          0.20%
  Ratio of net investment income to average net
     assets (b) ...............................       (0.20)%
  Portfolio turnover ..........................       28.87%

  JNL/S&P Very Aggressive Growth Series I

  Financial Highlights (Unaudited)



                                                     Six months
                                                        ended
                                                      June 30,
                                                        2000

  Selected Per Share Data

  Net asset value, beginning of period ........ $         16.61
                                                      -------------
  Income from operations:
    Net investment income (loss) ..............           (0.35)
    Net realized and unrealized gains on investments       0.50
    Total income from operations ..............            0.15
                                                      --------------
  Less distributions:
    From net investment income ................               -
    From net realized gains on investment transactions        -
    Total distributions .......................               -
    Net increase ..............................            0.15
                                                      --------------
  Net asset value, end of period .............. $         16.76

  Total Return (a) ............................            1.09%

  Ratios and Supplemental Data:
    Net assets, end of period (in thousands)    $       47,263
    Ratio of expenses to average net assets (b)          0.20%
    Ratio of net investment income to average
       net assets (b) .........................         (0.20)%
    Portfolio turnover ........................         34.30%

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Equity Growth Series I

Financial Highlights (Unaudited)



                                                     Six months
                                                       ended
                                                      June 30,
                                                        2000
                                                    ------------
Selected Per Share Data

Net asset value, beginning of period .......... $       15.21

Income from operations:
  Net investment income (loss) ................         (0.39)
  Net realized and unrealized gains on
  investments .................................          0.53
  Total income from operations ................          0.14

Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
  Total distributions .........................             -
  Net increase ................................          0.14

Net asset value, end of period ................ $       15.35

Total Return (a) ..............................         0.92%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $      108,493
  Ratio of expenses to average net assets (b)            0.20%
  Ratio of net investment income to average net
     assets (b) ...............................         (0.20)%
  Portfolio turnover ..........................         34.92%

JNL/S&P Equity Aggressive Growth Series I

Financial Highlights (Unaudited)


                                                     Six months
                                                          ended
                                                       June 30,
                                                           2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $       15.56

Income from operations:
  Net investment income (loss) ................          (0.26)
  Net realized and unrealized gains on
  investments .................................           0.45
  Total income from operations ................           0.19

Less distributions:
  From net investment income ..................              -
  From net realized gains on investment
  transactions ................................              -
  Total distributions .........................              -
  Net increase ................................           0.19

Net asset value, end of period ................ $        15.75

Total Return (a) ..............................           1.22%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $        32,845
  Ratio of expenses to average net assets (b)             0.20%
  Ratio of net investment income to average net         (0.20)%
     assets (b)
  Portfolio turnover ..........................         32.18%


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Balanced Series

Financial Highlights (Unaudited)

                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period ..........     $  12.60
                                                ----------------

Income from operations:
  Net investment income .......................         0.25
  Net realized and unrealized gains (losses) on
  investments .................................       (0.66)
                                                ----------------
  Total income (loss) from operations .........       (0.41)
                                                ----------------
Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
                                                ----------------
  Total distributions .........................           -
                                                ----------------
  Net increase (decrease) .....................       (0.41)
                                                ----------------

Net asset value, end of period ................     $ 12.19
                                                ================
Total Return (a) ..............................       (3.25)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $ 140,223
  Ratio of expenses to average net assets (b)         0.82%
  Ratio of net investment income to average net
     assets (b) ...............................       4.18%
  Portfolio turnover ..........................      12.12%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)           n/a
   Ratio of net investment income to average
     net assets (b) ...........................         n/a

PPM America/JNL High Yield Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $     10.13
                                                ----------------

Income from operations:
  Net investment income .......................        0.50
  Net realized and unrealized gains (losses)
    on investments ............................       (0.65)
                                                ----------------
  Total income (loss) from operations .........       (0.15)
                                                ----------------
Less distributions:
  From net investment income ..................        -
  From net realized gains on investment
  transactions ................................        -
                                                ----------------
  Total distributions .........................        -
                                                ----------------
  Net increase (decrease) .....................       (0.15)
                                                ----------------

Net asset value, end of period ................ $      9.98
                                                ================
Total Return (a) ..............................        (1.48)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     148,258
  Ratio of expenses to average net assets (b)           0.82%
  Ratio of net investment income to average net
     assets (b) ...............................        10.14%
  Portfolio turnover ..........................        31.49%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)         n/a
  Ratio of net investment income to average net
     assets (b)                                       n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Money Market Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $     1.00
                                                ----------------
Income from operations:
  Net investment income .......................       0.03
                                                ----------------

Less distributions:
  From net investment income ..................      (0.03)
                                                ----------------
  Net increase                                           -
                                                ----------------
Net asset value, end of period ................ $     1.00
                                                ================
Total Return (a) ..............................       2.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $   147,342
  Ratio of expenses to average net assets (b)         0.70%
  Ratio of net investment income to average net
     assets (b) ...............................       5.46%

Ratio information assuming no expense
  reimbursement or fees paid indirectly:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment income to average net
     assets (b)                                         n/a

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                    ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $    10.25
                                                ----------------
Income from operations:
  Net investment income .......................       0.36
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................      (0.14)
                                                ----------------
  Total income from operations ................       0.22
                                                ----------------
Less distributions:
  From net investment income ..................          -
  From net realized gains on investment
    transactions ..............................          -
  Return of capital ...........................          -
                                                ----------------
  Total distributions .........................          -
                                                ----------------
  Net increase (decrease) .....................       0.22
                                                ----------------
Net asset value, end of period ................ $    10.47
                                                ================

Total Return (a) ..............................       2.15%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)      $    96,747
  Ratio of expenses to average net assets (b)(c)      0.95%
  Ratio of net investment income to average net
    assets (b) ................................       7.45%
  Portfolio turnover ..........................      71.99%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)          n/a
  Ratio of net investment income to average net
    assets (b)                                         n/a

-------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

Salomon Brothers/JNL U.S. Government & Quality Bond Series

Financial Highlights (Unaudited)

                                                   Six month
                                                       ended
                                                    June 30,
                                                        2000
                                                 ----------------
Selected Per Share Data

Net asset value, beginning of period ..........  $      10.36
                                                 ----------------

Income from operations:
  Net investment income .......................          0.30
  Net realized and unrealized gains (losses) on
    investments ...............................          0.08
                                                 ----------------
  Total income (loss) from operations .........         0.38
                                                 ----------------
Less distributions:
  From net investment income ..................             -
  From net realized gains on investment .......
  transactions ................................             -
                                                 ----------------
  Total distributions .........................             -
                                                 ----------------
  Net increase (decrease) .....................         0.38
                                                 ----------------
Net asset value, end of period ................  $      10.74
                                                 ================
Total Return (a) ..............................         3.67%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....  $    117,421
  Ratio of expenses to average net assets (b)(c)        0.80%
  Ratio of net investment income to average net
  assets (b) ..................................         6.10%
  Portfolio turnover ..........................        50.76%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)                n/a
  Ratio of net investment income to average net
    assets (b)                                               n/a

T. Rowe Price/JNL Established Growth Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period ..........      $  21.70
                                                -----------------
Income from operations:
  Net investment income .......................             -
  Net realized and unrealized gains on
  investments and foreign currency
  related items ...............................          1.70
                                                -----------------
  Total income from operations ................          1.70
                                                -----------------
Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
  Return of capital ...........................             -
                                                -----------------
  Total distributions ..........................            -
                                                -----------------
  Net increase .................................         1.70
                                                -----------------
Net asset value, end of period .................     $  23.40
                                                =================
Total Return (a) ...............................         7.83%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....     $415,651
  Ratio of expenses to average net assets (b)            0.92%
  Ratio of net investment income to average net
     assets (b) ................................            -
  Portfolio turnover ...........................        39.95%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)...        n/a
   Ratio of net investment income (loss) to
     average net assets (b) ....................        n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period .........  $      23.71
                                                -----------------

Income from operations:
  Net investment income (loss) ...............        (0.03)
  Net realized and unrealized gains on
  investments and
    foreign currency related items ...........         1.34
                                                -----------------
  Total income from operations ...............         1.31
                                                -----------------
Less distributions:
  From net investment income .................          -
  From net realized gains on investment
  transactions ...............................          -
                                                -----------------
  Total distributions ........................          -
                                                -----------------
  Net increase ...............................         1.31
                                                -----------------
Net asset value, end of period ...............  $      25.02
                                                =================
Total Return (a) .............................         5.53%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...  $    355,790
  Ratio of expenses to average net assets (b)          1.02%
   Ratio of net investment income (loss) to
     average net assets (b) ..................        (0.25)%
  Portfolio turnover .........................        28.00%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)         n/a
  Ratio of net investment loss to average net
     assets (b)                                       n/a

T. Rowe Price/JNL Value Series

Financial Highlights (Unaudited)

                                                 Period from
                                                   May 1,
                                                  2000* to
                                                  June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period .........  $       10.00
                                                -----------------

Income from operations:
  Net investment income ......................           0.03
  Net realized and unrealized losses on
    investments and foreign currency related
    items ....................................          (0.38)
                                                -----------------
  Total loss from operations .................          (0.35)
                                                -----------------
Less distributions:
  From net investment income .................         -
  From net realized gains on investment
  transactions ...............................         -
                                               -----------------
  Total distributions ........................         -
                                                -----------------
  Net decrease ...............................        (0.35)
                                                -----------------
Net asset value, end of period ...............   $     9.65
                                                =================
Total Return (a) .............................        (3.50)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...   $    15,630
  Ratio of expenses to average net assets (b)          1.00%
   Ratio of net investment income to average
     net assets (b) ..........................         2.04%
  Portfolio turnover                                  12.23%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

This Supplement is dated December 18, 2000.


(To be used with Form No. VC3656 Rev. 09/00.)

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 18, 2000

             PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY(R)(NY)

                               JNL(R) SERIES TRUST

The prospectus is also being amended by inserting the following new paragraph at the end of the section of the prospectus entitled "Sub-Advisory Arrangements":

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o    performing initial due diligence on prospective sub-advisers for the Series
o    monitoring the performance of sub-advisers
o    communicating performance expectations to the sub-advisers
o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

Certain series of the JNL Series Trust (the "Trust") have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Prospectus is amended by inserting the following section after the paragraph entitled "Administrative Fee" which is located in the "Management of the Trust " section of the prospectus:

                           BROKERAGE ENHANCEMENT PLAN

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).

The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o    Printing  and  mailing  of Trust  prospectuses,  statements  of  additional
     information,   any  supplements   thereto  and   shareholder   reports  for
     prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o    Providing   information  about  the  Trust,  its  Series  or  the  Variable
     Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o    Training sales personnel regarding sales of Variable Contracts.

o    Personal  service  and/or   maintenance  of  the  Variable  Contract  owner
     accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

The following tables should be added to the Financial Highlights section of the prospectus. The information for the period ended June 30, 2000, has not been audited.


   JNL/Alliance Growth Series

   Financial Highlights (Unaudited)
                                                    Six months
                                                         ended
                                                      June 30,
                                                          2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $       16.64
                                                   --------------
Income from operations:
  Net investment income (loss) ..................           0.01
  Net realized and unrealized gains on
  investments                                               0.34
                                                   --------------
  Total income from operations ..................           0.35
                                                   --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
  transactions ..................................             -
                                                   --------------
  Total distributions ...........................             -
                                                   --------------
    Net increase ................................           0.35
                                                   --------------

Net asset value, end of period ..................  $       16.99
                                                   ==============

Total Return (a) ................................           2.10%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........$       74,302
  Ratio of expenses to average net assets (b) .....         0.875
  Ratio of net investment income (loss) to ........         0.17%
  average net assets (b)
  Portfolio turnover ..............................        19.59%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) .....         n/a
  Ratio of net investment loss to average net
  assets (b) ......................................         n/a

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/J.P. Morgan International & Emerging Markets Series

Financial Highlights (Unaudited)


                                                   Six months
                                                      ended
                                                    June 30,
                                                      2000
                                                 ----------------
Selected Per Share Data

Net asset value, beginning of period ........... $     13.15
                                                 ----------------

Income from operations:
  Net investment income ........................       0.04
  Net realized and unrealized gains (losses) on
    investments, futures contracts
    and foreign currency related items .........      (0.44)
                                                 ----------------
  Total income (loss) from operations ..........      (0.40)
                                                 ----------------

Less distributions:
  From net investment income ...................          -
  From net realized gains on investment
  transactions .................................          -
                                                 ----------------
  Total distributions ..........................          -
                                                 ----------------
  Net increase (decrease) ......................      (0.40)
                                                 ----------------
Net asset value, end of period ................. $    12.75
                                                 ================
Total Return (a) ...............................      (3.04)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..... $    10,034
  Ratio of expenses to average net assets (b)          1.075%
  Ratio of net investment income to average net
  assets (b) ...................................        0.75%
  Portfolio turnover ...........................       36.18%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment loss to average net
  assets (b) ...................................        n/a

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Aggressive Growth Series

Financial Highlights (Unaudited)

                                                    Six months
                                                       ended
                                                     June 30,
                                                       2000
                                                  --------------

Selected Per Share Data

Net asset value, beginning of period ...........  $       39.97
                                                  --------------

Income from operations:
  Net investment income (loss) .................           0.01
  Net realized and unrealized gains (losses) on
    investments and foreign currency related ...          (1.08)
    items
                                                  --------------
  Total income (loss) from operations ..........          (1.07)
                                                  --------------

Less distributions:
  From net investment income ...................              -
  From net realized gains on investment
  transactions .................................              -
  Return of capital ............................              -
                                                  --------------
  Total distributions ..........................              -
                                                  --------------
  Net increase (decrease) ......................          (1.07)
                                                  --------------

Net asset value, end of period .................  $       38.90
                                                  ==============

Total Return (a) ...............................          (2.68)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....  $     845,637
  Ratio of expenses to average net assets (b) ..          0.98%
  Ratio of net investment income (loss) to
  average ......................................          0.01%
    net assets (b)
  Portfolio turnover ...........................         26.05%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b) ......        n/a
  Ratio of net investment income (loss) to
  average net assets (b)............................        n/a

JNL/Janus Global Equities Series

Financial Highlights (Unaudited)

                                                       Six months
                                                         ended
                                                        June 30,
                                                          2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period ...............  $      35.69
                                                      --------------

Income from operations:
  Net investment income ............................          0.01
  Net realized and unrealized gains on
  investments
    and foreign currency related items .............          0.37
                                                      --------------
  Total income from operations .....................          0.38
                                                      --------------

Less distributions:
  From net investment income .......................          -
  From net realized gains on investment
  transactions .....................................          -
  Return of capital ................................          -
                                                      --------------
  Total distributions ..............................          -
  Net increase .....................................          0.38
                                                      --------------
Net asset value, end of period .....................  $      36.07
                                                      ==============
Total Return (a)                                              1.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..........      $800,645
  Ratio of expenses to average net assets (b) .......         1.03%
  Ratio of net investment income to average
    net assets (b) ..................................           - %
  Portfolio turnover ................................        28.90%


Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) .......           n/a
  Ratio of net investment income (loss) to average
  net assets (b) ....................................           n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Growth & Income Series
(formerly, Goldman Sachs/JNL Growth & Income Series)

Financial Highlights (Unaudited)


                                                     Six months
                                                         ended
                                                      June 30,
                                                         2000
                                                    ---------------
Selected Per Share Data

Net asset value, beginning of period .............. $    9.36
                                                    ---------------

Income from operations:
  Net investment income ...........................      0.05
  Net realized and unrealized gains (losses) on
    investments, futures contracts, options written
    and foreign currency related
    items .........................................     (0.20)
                                                    ---------------
  Total income (loss) from operations .............     (0.15)
                                                    ---------------
Less distributions:
  From net investment income ......................        -
  From net realized gains on investment transactions       -
                                                    ---------------
  Total distributions .............................        -
                                                    ---------------
  Net increase (decrease) .........................     (0.15)
                                                    ---------------
Net asset value, end of period .................... $    9.21
                                                    ===============
Total Return (a) ..................................     (1.60)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........ $   15,012
  Ratio of expenses to average net assets (b) .....      1.04%
  Ratio of net investment income to average net
  assets (b) ......................................      1.48%
  Portfolio turnover ..............................    188.28%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....       n/a
  Ratio of net investment loss to average net
  assets (b) .................................            n/a

  JNL/PIMCO Total Return Bond Series

  Financial Highlights (Unaudited)

                                                     Six months
                                                        ended
                                                      June 30,
                                                         2000
                                                    ---------------
Selected Per Share Data

Net asset value, beginning of period .............. $    9.64
                                                    ---------------

Income from operations:
  Net investment income ...........................      0.23
  Net realized and unrealized gains (losses) on
  investments, futures contracts, options written and    0.14
    foreign currency related items                  ---------------
  Total income (loss) from operations .............      0.37
                                                    ---------------
Less distributions:
  From net investment income ......................         -
  From net realized gains on investment transactions        -
                                                    ---------------
  Total distributions .............................         -
                                                    ---------------
  Net increase (decrease) .........................      0.37
                                                    ---------------
Net asset value, end of period .................... $   10.01
                                                    ===============
Total Return (a) ..................................      3.84%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........ $   14,396
  Ratio of expenses to average net assets (b) .....      0.80%
  Ratio of net investment income to average net
  assets (b) ......................................      5.93%
  Portfolio turnover ..............................    138.65%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....        n/a
  Ratio of net investment income to average net
  assets (b) ......................................        n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Putnam Growth Series

Financial Highlights (Unaudited)



                                                      Six months
                                                           ended
                                                        June 30,
                                                            2000
                                                     --------------
Selected Per Share Data

Net asset value, beginning of period ..............   $      28.45
                                                     --------------

Income from operations:
  Net investment income (loss) ....................          (0.03)
  Net realized and unrealized gains (losses) on
    investments ...................................          (0.66)
                                                     --------------
  Total income (loss) from operations .............          (0.69)
                                                     --------------

Less distributions:
  From net investment income
 ..................................................          -
  From net realized gains on investment transactions         -
                                                     --------------
  Total distributions .............................          -
                                                     --------------
  Net increase (decrease) .........................          (0.69)
                                                     --------------
Net asset value, end of period ....................   $      27.76
                                                     ==============
Total Return (a) ..................................          (2.43)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........   $     543,416
  Ratio of expenses to average net assets (b) (c)             0.95%
  Ratio of net investment income (loss) to average
    net assets (b) ................................        (0.26)%
  Portfolio turnover ..............................         31.06%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....           n/a
  Ratio of net investment income (loss) to average
    net assets (b) ................................           n/a

JNL/Putnam International Equity Series
(formerly, T. Rowe Price/JNL International Equity Investment Series)

Financial Highlights (Unaudited)


                                                   Six months
                                                      ended
                                                     June 30,
                                                       2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $    16.79
                                                 --------------

Income from operations:
  Net investment income .......................        0.08
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................       (0.83)
                                                 --------------
  Total income (loss) from operations .........       (0.75)
                                                 --------------

Less distributions:
  From net investment income ..................           -
  From net realized gains on investment .......           -
  transactions
                                                 --------------
  Total distributions .........................           -
                                                 --------------
  Net increase (decrease) .....................       (0.75)
                                                 --------------

Net asset value, end of period ................  $    16.04
                                                 ==============

Total Return (a) ..............................       (4.47)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $ 122,945
  Ratio of expenses to average net assets (b)          1.17%
  Ratio of net investment income to average net
    assets (b) ................................        0.86%
  Portfolio turnover ..........................      112.00%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment income (loss) to
  average net assets (b) ......................          n/a

  ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

JNL/Putnam Midcap Growth Series

Financial Highlights (Unaudited)

                                                     Period from
                                                        May 1,
                                                       2000* to
                                                       June 30,
                                                         2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period .............   $    10.00
                                                    --------------

Income from operations:
  Net investment income ..........................            -
  Net realized and unrealized gains on investments         0.15
                                                    --------------
  Total income from operations ...................         0.15
                                                    --------------
Less distributions:
  From net investment income .....................            -
  From net realized gains on investment
  transactions ...................................            -
                                                    --------------
  Total distributions ............................            -
                                                    --------------
  Net increase ...................................         0.15
                                                    --------------
Net asset value, end of period ...................   $    10.15
                                                    ==============
Total Return (a) .................................         1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......   $    24,094
  Ratio of expenses to average net assets (b) ....         1.05%
  Ratio of net investment income to average net
  assets (b) .....................................         2.47%
  Portfolio turnover .............................        18.31%

JNL/Putnam Value Equity Series

Financial Highlights (Unaudited)

                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $      16.78
                                                ---------------
Income from operations:
  Net investment income .......................         0.08
  Net realized and unrealized gains (losses) on        (0.35)
  investments                                   ---------------
  Total income (loss) from operations .........        (0.27)
                                                ---------------
Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
                                                ---------------
  Total distributions .........................           -
                                                ---------------
  Net increase (decrease) .....................        (0.27)
                                                ---------------
Net asset value, end of period ................ $      16.51
                                                ===============
Total Return (a) ..............................        (1.61)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     366,523
  Ratio of expenses to average net assets (b)           0.97%
  Ratio of net investment income to average net
    assets (b) ................................         1.04%
  Portfolio turnover ..........................        53.66%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)             n/a
  Ratio of net investment income to average net
    assets (b) ................................           n/a


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Conservative Growth Series II

Financial Highlights (Unaudited)


                                                         Six months
                                                           ended
                                                          June 30,
                                                            2000

Selected Per Share Data

Net asset value, beginning of period ............... $       11.01
                                                        --------------
Income from operations:

  Net investment income (loss) .....................         (0.10)

  Net realized and unrealized gain (loss) on .......          0.14
  investments                                           --------------
  Total income (loss) from operations ..............          0.04

Less distributions:
  From net investment income .......................             -

  From net realized gains on investment transactions             -
                                                        --------------
  Total distributions ..............................             -

                                                        --------------
  Net increase (decrease) ..........................          0.04
                                                        --------------
Net asset value, end of period ..................... $       11.05
                                                        ==============
Total Return (a) ...................................          0.36%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......... $        8,190
  Ratio of expenses to average net assets (b) ......          0.20%
  Ratio of net investment income to average net
  assets (b) .......................................         (0.20)%
  Portfolio turnover ...............................         18.04%

  JNL/S&P Moderate Growth Series II

  Financial Highlights (Unaudited)



                                                       Six months
                                                          ended
                                                        June 30,
                                                          2000

Selected Per Share Data

Net asset value, beginning of period ............... $   12.49
                                                     -------------
Income from operations:
   Net investment income (loss) .....................    (0.14)
   Net realized and unrealized gain on investments ..     0.23
                                                     -------------
   Total income from operations .....................     0.09
                                                     -------------
Less distributions:
   From net investment income .......................        -
   From net realized gains on investment
   transactions                                      -------------
   Total distributions ..............................        -
                                                     -------------
   Net increase .....................................      0.09
                                                     -------------
Net asset value, end of period ......................$      12.58
                                                     ==============
Total Return (a) ....................................        0.72%

Ratios and Supplemental Data:
   Net assets, end of period (in thousands) .........$    14,758
   Ratio of expenses to average net assets (b) ......      0.20%
   Ratio of net investment income to average net
     assets (b) .....................................     (0.20)%
   Portfolio turnover ...............................     17.20%


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

   JNL/S&P Aggressive Growth Series II

   Financial Highlights (Unaudited)



                                                        Six months
                                                             ended
                                                          June 30,
                                                              2000
                                                       ---------------
Selected Per Share Data

Net asset value, beginning of period ................. $   12.92
                                                       ---------------
Income from operations:
  Net investment income (loss) ........................    (0.18)
  Net realized and unrealized gains (losses) on
    investments .......................................     0.24
                                                       ---------------
  Total income from operations ........................     0.06
                                                       ---------------
Less distributions:
  From net investment income ..........................        -
  From net realized gains on investment transactions ..        -
                                                       ---------------
  Total distributions .................................        -
                                                       ---------------
  Net increase ........................................     0.06
                                                       ---------------
Net asset value, end of period ........................ $  12.98
                                                       ===============
Total Return (a) .........................................  0.46%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ............ $   5,092
  Ratio of expenses to average net assets (b) .........     0.20%
  Ratio of net investment income to average net
    assets (b) ........................................    (0.20)%
  Portfolio turnover ..................................    30.39%

JNL/S&P Very Aggressive Growth Series II

    Financial Highlights (Unaudited)


                                                        Six Months
                                                           ended,
                                                          June 30,
                                                            2000
                                                       --------------
Selected Per Share Data

Net asset value, beginning of period ................. $   15.37

Income from operations:
  Net investment income (loss) .......................     (0.13)
  Net realized and unrealized gains on investments ...      0.24
                                                       --------------
  Total income from operations .......................      0.11

Less distributions:
  From net investment income .........................         -
  From net realized gains on investment transactions           -
                                                       --------------
  Total distributions ................................         -
  Net increase .......................................      0.11
                                                       --------------
Net asset value, end of period ....................... $    15.48
                                                       ==============
Total Return (a) .....................................       0.72%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........... $     3,853
  Ratio of expenses to average net assets (b) ........       0.20%
  Ratio of net investment income to average net
  assets (b) .........................................      (0.20)%
  Portfolio turnover .................................      18.13%

  ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Equity Growth Series II

Financial Highlights (Unaudited)



                                                         Six months
                                                            ended
                                                           June 30,
                                                             2000
                                                        ---------------
Selected Per Share Data

Net asset value, beginning of period .................. $     13.67
                                                        ---------------
Income from operations: ...............................
  Net investment income (loss)                                (0.28)
  Net realized and unrealized gains (losses) on
    investments .......................................        0.36
                                                        ---------------
  Total income from operations ........................        0.08
                                                        ---------------
Less distributions:
  From net investment income ..........................           -
  From net realized gains on investment transactions ..           -
                                                        ---------------
  Total distributions .................................           -
  Net increase ........................................        0.08
                                                        ---------------
Net asset value, end of period ........................ $     13.75
                                                        ===============
Total Return (a) ......................................        0.59%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ............ $      9,921
  Ratio of expenses to average net assets (b) .........        0.20%
  Ratio of net investment income to average
    net assets (b) ....................................       (0.20)%
  Portfolio turnover ..................................       10.94%

    JNL/S&P Equity Aggressive Growth Series II

   Financial Highlights (Unaudited)



                                                          Six months
                                                             ended
                                                            June 30,
                                                              2000
                                                        ----------------
Selected Per Share Data

Net asset value, beginning of period .................. $     14.44
                                                        ----------------
Income from operations:
  Net investment income (loss) ........................       (0.39)
  Net realized and unrealized gains on investments ....        0.51
                                                        ----------------
  Total income from operations ........................        0.12
                                                        ----------------
Less distributions:
  From net investment income (loss) ...................           -
  From net realized gains on investment transactions ..           -
                                                        ----------------
  Total distributions .................................           -
  Net increase ........................................        0.12
                                                        ----------------
Net asset value, end of period ........................$      14.56

Total Return (a) ......................................        0.83%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ............$       2,714
  Ratio of expenses to average net assets (b) .........        0.20%
  Ratio of net investment income to average
     net assets (b) ...................................       (0.20)%
  Portfolio turnover ..................................       22.07%

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

   Lazard/JNL Mid Cap Value Series

   Financial Highlights (Unaudited)


                                                 Six months
                                                    ended
                                                   June 30,
                                                     2000
                                               ----------------
Selected Per Share Data

Net asset value, beginning of period ..........$        9.63
                                               ----------------

Income from operations:
  Net investment income .......................         0.01
  Net realized and unrealized gains (losses)
    on investments ............................         0.67
                                               ----------------
  Total income (loss) from operations .........         0.68
                                               ----------------
Less distributions:
  From net investment income ..................            -
  From net realized gains on investment
    transactions ..............................            -
                                               ----------------
  Total distributions .........................            -
                                               ----------------
  Net increase (decrease) .....................         0.68
                                               ----------------

Net asset value, end of period ................$       10.31
                                               ================
Total Return (a) ..............................         7.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....$        9,466
  Ratio of expenses to average net assets (b)           1.075%
  Ratio of net investment income to average
    net assets (b) ............................         0.34%
  Portfolio turnover ..........................        70.70%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment loss to average
    net assets (b) ............................          n/a

Lazard/JNL Small Cap Value Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                      2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period             $    8.84
                                                 --------------
Income from operations:
  Net investment income (loss)                       (0.01)
  Net realized and unrealized gains (losses) on
  investments                                         0.45
                                                 --------------
  Total income (loss) from operations                 0.46
                                                 --------------
Less distributions:
  From net investment income                            -
  From net realized gains on investment
  transactions                                          -
  Return of capital                                     -
                                                 --------------
  Total distributions                                   -
                                                 --------------
  Net increase (decrease)                             0.46
                                                 --------------
Net asset value, end of period                   $    9.30
                                                 ==============
Total Return (a)                                      5.20%
Ratios and Supplemental Data:
  Net assets, end of period (in thousands)         $ 10,212
  Ratio of expenses to average net assets (b)         1.15%
  Ratio of net investment income (loss) to
    average net assets (b)                            0.47%
  Portfolio turnover                                 24.60%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment loss to average net
  assets (b)                                            n/a


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Money Market Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $     1.00
                                                ----------------
Income from operations:
  Net investment income .......................       0.03
                                                ----------------

Less distributions:
  From net investment income ..................      (0.03)
                                                ----------------
  Net increase                                           -
                                                ----------------
Net asset value, end of period ................ $     1.00
                                                ================
Total Return (a) ..............................       2.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $   147,342
  Ratio of expenses to average net assets (b)         0.70%
  Ratio of net investment income to average net
     assets (b) ...............................       5.46%

Ratio information assuming no expense
  reimbursement or fees paid indirectly:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment income to average net
     assets (b)                                         n/a

Salomon Brothers/JNL Balanced Series

Financial Highlights (Unaudited)


                                                 Six months
                                                    ended
                                                  June 30,
                                                    2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $   10.11
                                                ---------------
Income from operations:
  Net investment income .......................      0.22
  Net realized and unrealized gains (losses) on
  investments .................................      0.11
                                                ---------------
   Total income from operations ...............      0.33
                                                ---------------
Less distributions:
  From net investment income ..................         -
  From net realized gains on investment
 transactions .................................         -
                                                ---------------
  Total distributions .........................         -
                                                ---------------
  Net increase (decrease) .....................       0.33
                                                ---------------
Net asset value, end of period ................ $    10.44
                                                ===============

Total Return (a) ..............................       3.26%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $    10,354
  Ratio of expenses to average net assets (b)         0.90%
  Ratio of net investment income to average net
    assets (b) .................................      5.06%
  Portfolio turnover ...........................     19.41%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) ...        n/a
  Ratio of net investment income to average net
    assets (b) ..................................        n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                    ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $    10.25
                                                ----------------
Income from operations:
  Net investment income .......................       0.36
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................      (0.14)
                                                ----------------
  Total income from operations ................       0.22
                                                ----------------
Less distributions:
  From net investment income ..................          -
  From net realized gains on investment
    transactions ..............................          -
  Return of capital ...........................          -
                                                ----------------
  Total distributions .........................          -
                                                ----------------
  Net increase (decrease) .....................       0.22
                                                ----------------
Net asset value, end of period ................ $    10.47
                                                ================

Total Return (a) ..............................       2.15%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)      $    96,747
  Ratio of expenses to average net assets (b)(c)      0.95%
  Ratio of net investment income to average net
    assets (b) ................................       7.45%
  Portfolio turnover ..........................      71.99%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)          n/a
  Ratio of net investment income to average net
    assets (b)                                         n/a

-------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

 Salomon Brothers/JNL High Yield Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $        8.71
                                                ---------------
Income from operations:
  Net investment income .......................          0.32
  Net realized and unrealized losses on .......         (0.62)
  investments                                   ---------------
  Total income (loss) from operations .........         (0.30)
                                                ---------------
Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
                                                ---------------
  Total distributions .........................             -
                                                ---------------
  Net decrease ................................         (0.30)
                                                ---------------
Net asset value, end of period ................ $        8.41
                                                ===============
Total Return (a) ..............................         (3.44)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $       13,656
  Ratio of expenses to average net assets (b)            0.90%
  Ratio of net investment income to average net
    assets (b) ................................          9.02%
  Portfolio turnover ..........................         21.35%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)              n/a
  Ratio of net investment income to average net
    assets (b) ...................................         n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period .........  $      23.71
                                                -----------------

Income from operations:
  Net investment income (loss) ...............        (0.03)
  Net realized and unrealized gains on
  investments and
    foreign currency related items ...........         1.34
                                                -----------------
  Total income from operations ...............         1.31
                                                -----------------
Less distributions:
  From net investment income .................          -
  From net realized gains on investment
  transactions ...............................          -
                                                -----------------
  Total distributions ........................          -
                                                -----------------
  Net increase ...............................         1.31
                                                -----------------
Net asset value, end of period ...............  $      25.02
                                                =================
Total Return (a) .............................         5.53%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...  $    355,790
  Ratio of expenses to average net assets (b)          1.02%
   Ratio of net investment income (loss) to
     average net assets (b) ..................        (0.25)%
  Portfolio turnover .........................        28.00%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)         n/a
  Ratio of net investment loss to average net
     assets (b)                                       n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.


This Supplement is dated December 18, 2000.
(To be used with Form No. NV3784 Rev. 09/00.)

              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 18, 2000

                  PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)(NY)

                               JNL(R) SERIES TRUST

The prospectus is also being amended by inserting the following new paragraph at the end of the section of the prospectus entitled "Sub-Advisory Arrangements":

The Investment Adviser and the Trust has filed an application to obtain an exemption from the Securities and Exchange Commission for a multi-manager structure that allows the Investment Adviser to hire, replace or terminate sub-advisers without the approval of shareholders. The order would also allow the Investment Adviser to revise a sub-advisory agreement with the approval of the Board of Trustees, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order would allow the Series to operate more efficiently and with greater flexibility. The Investment Adviser provides the following oversight and evaluation services to the Series:

o    performing initial due diligence on prospective sub-advisers for the Series

o    monitoring the performance of sub-advisers

o    communicating performance expectations to the sub-advisers

o ultimately recommending to the Board of Trustees whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Adviser does not expect to recommend frequent changes of sub-advisers. Although the Investment Adviser will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time. At a shareholder meeting of the Trust held on October 26, 2000, all Series approved this multi-manager structure.

Certain series of the JNL Series Trust (the "Trust") have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, the Prospectus is amended by inserting the following section after the paragraph entitled "Administrative Fee" which is located in the "Management of the Trust " section of the prospectus:

                           BROKERAGE ENHANCEMENT PLAN

At a shareholder meeting of the Trust held on October 26, 2000, all series except the PPM America/JNL Money Market Series and each of the JNL/S&P Series adopted, in accordance with the provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan"). The Plan uses available brokerage commissions to promote the sale and distribution of Trust shares (through the sale of variable insurance products funded by the Trust).


The Plan authorizes the Trust to place orders for the purchase or sale of portfolio securities or other assets with: (i) broker-dealers that have agreed to direct a portion of their brokerage commissions to introducing brokers ("Brokerage Payments") to be used to finance activities that are primarily intended to result in the sale of Trust shares through the sale of Variable Contracts; and (ii) broker-dealers that, in addition to executing the trade, will provide brokerage credits, benefits or other services ("Brokerage Credits") to be used directly or indirectly to promote the distribution of Trust shares through the sale of Variable Contracts. Management of JNFS has informed the Board of Trustees of the Trust that brokerage commission rates and commission amounts paid by the various Series of the Trust are NOT expected to increase as a result of the implementation of the Plan. As part of the Plan, JNLD would become the principal underwriter of the Series of the Trust adopting the Plan, with responsibility for promoting sales of shares of such Series.

Under the Plan, JNFS or a Sub-Adviser, would, subject to the requirement to seek best price and execution, effect brokerage transactions in portfolio securities through broker-dealers. It is anticipated that activities or services which will be procured through Brokerage Payments and Brokerage Credits given to JNLD will include:

o Developing, preparing, printing, and mailing of advertisements, sales literature and other promotional material describing and/or relating to the Trust, the Series, or the Variable Contracts.

o    Printing  and  mailing  of Trust  prospectuses,  statements  of  additional
     information,   any  supplements   thereto  and   shareholder   reports  for
     prospective Variable Contract owners.

o Holding or participating in seminars and sales meetings designed to promote the distribution of shares of the Trust, the Series or the Variable Contracts, including materials intended either for broker-dealer only use or for retail use.

o    Providing   information  about  the  Trust,  its  Series  or  the  Variable
     Contracts, or mutual funds or variable contracts in general, to registered representatives of broker-dealers.

o Providing assistance to broker-dealers that are conducting due diligence on the Trust or its Series or the Variable Contracts.

o Payment of marketing fees or allowances requested by broker-dealers who sell Variable Contracts.

o Obtaining information and providing explanations to Variable Contract owners regarding Series investment options and policies and other information about the Trust and its Series, including the performance of the Series.

o    Training sales personnel regarding sales of Variable Contracts.

o    Personal  service  and/or   maintenance  of  the  Variable  Contract  owner
     accounts.

o Financing any other activity that is intended to result in the sale of Trust shares or the Variable Contracts.

The Plan permits the Brokerage Payments and Credits generated by securities transactions from one series of the Trust to inure to the benefit of other Series as well. The Plan is not expected to increase the brokerage costs of the Trust. For more information about the Plan, please read the "Brokerage Enhancement Plan" section of the Statement of Additional Information.

                              FINANCIAL HIGHLIGHTS

The following tables should be added to the Financial Highlights section of the prospectus. The information for the period ended June 30, 2000, has not been audited.

JNL/Alger Growth Series

Financial Highlights (Unaudited)
                                                     Six months
                                                     ended
                                                     June 30,
                                                     2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $      22.91

Income from operations:
  Net investment income (loss) ..................         (0.01)
  Net realized and unrealized gains on
  investments ...................................          1.05
                                                   --------------
  Total income from operations ..................          1.04
                                                   --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
  transactions ..................................             -
                                                   --------------
  Total distributions ...........................             -
                                                   --------------
  Net increase ..................................          1.04
                                                   --------------

Net asset value, end of period ..................  $      23.95
                                                   ==============

Total Return (a) ................................          4.54%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ......  $     495,632
  Ratio of expenses to average net assets (b) ...          1.07%
  Ratio of net investment loss to average net
  assets (b) ....................................         (0.09)%
  Portfolio turnover ............................         45.53%


Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) ...           n/a
  Ratio of net investment loss to average net
  assets (b) ....................................           n/a

   JNL/Alliance Growth Series

   Financial Highlights (Unaudited)
                                                    Six months
                                                         ended
                                                      June 30,
                                                          2000
                                                   --------------
Selected Per Share Data

Net asset value, beginning of period ............  $       16.64
                                                   --------------
Income from operations:
  Net investment income (loss) ..................           0.01
  Net realized and unrealized gains on
  investments                                               0.34
                                                   --------------
  Total income from operations ..................           0.35
                                                   --------------

Less distributions:
  From net investment income ....................             -
  From net realized gains on investment
  transactions ..................................             -
                                                   --------------
  Total distributions ...........................             -
                                                   --------------
    Net increase ................................           0.35
                                                   --------------

Net asset value, end of period ..................  $       16.99
                                                   ==============

Total Return (a) ................................           2.10%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........$       74,302
  Ratio of expenses to average net assets (b) .....         0.875
  Ratio of net investment income (loss) to ........         0.17%
  average net assets (b)
  Portfolio turnover ..............................        19.59%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b) .....         n/a
  Ratio of net investment loss to average net
  assets (b) ......................................         n/a

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Eagle Core Equity Series

Financial Highlights (Unaudited)


                                                       Six months
                                                          ended
                                                        June 30,
                                                          2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period .............    $     18.47
                                                      --------------

Income from operations: ..........................
  Net investment income                                      0.05
  Net realized and unrealized gains on investments and
    options written ..............................           0.62
                                                      --------------
  Total income from operations ...................           0.67
                                                      --------------

Less distributions:
  From net investment income .....................            -
  From net realized gains on investment transactions          -
                                                      --------------
  Total distributions ............................            -
                                                      --------------
  Net increase ...................................           0.67
                                                      --------------
Net asset value, end of period ...................    $     19.14
                                                      ==============
Total Return (a) .................................           3.63%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......       $119,735
  Ratio of expenses to average net assets (b) ....           0.97%
  Ratio of net investment income to average net
  assets (b) .....................................           0.60%
  Portfolio turnover .............................         104.07%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) ....            n/a
  Ratio of net investment income (loss) to average net
    assets (b) ...................................            n/a



JNL/Eagle SmallCap Equity Series

Financial Highlights (Unaudited)


                                                   Six months
                                                        ended
                                                     June 30,
                                                         2000
                                                  ----------------
Selected Per Share Data

Net asset value, beginning of period ..........   $      16.97
                                                  ----------------

Income from operations:
  Net investment loss .........................          (0.03)
  Net realized and unrealized gains on
  investments .................................           0.55
                                                  ----------------
  Total income from operations ................           0.52
                                                  ----------------

Less distributions:
  From net investment income ..................            -
  From net realized gains on investment
  transactions ................................            -
                                                  ----------------
  Total distributions .........................            -
                                                  ----------------
  Net increase ................................           0.52
                                                  ----------------

Net asset value, end of period ................   $      17.49
                                                  ================

Total Return (a) ..............................           3.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....     $   81,759
  Ratio of expenses to average net assets (b)             1.05%
  Ratio of net investment loss to average net
  assets (b) ..................................          (0.42)%
  Portfolio turnover ..........................          39.31%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)               n/a
  Ratio of net investment loss to average net
  assets (b) ..................................             n/a

--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Janus Aggressive Growth Series

Financial Highlights (Unaudited)

                                                    Six months
                                                       ended
                                                     June 30,
                                                       2000
                                                  --------------

Selected Per Share Data

Net asset value, beginning of period ...........  $       39.97
                                                  --------------

Income from operations:
  Net investment income (loss) .................           0.01
  Net realized and unrealized gains (losses) on
    investments and foreign currency related ...          (1.08)
    items
                                                  --------------
  Total income (loss) from operations ..........          (1.07)
                                                  --------------

Less distributions:
  From net investment income ...................              -
  From net realized gains on investment
  transactions .................................              -
  Return of capital ............................              -
                                                  --------------
  Total distributions ..........................              -
                                                  --------------
  Net increase (decrease) ......................          (1.07)
                                                  --------------

Net asset value, end of period .................  $       38.90
                                                  ==============

Total Return (a) ...............................          (2.68)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....  $     845,637
  Ratio of expenses to average net assets (b) ..          0.98%
  Ratio of net investment income (loss) to
  average ......................................          0.01%
    net assets (b)
  Portfolio turnover ...........................         26.05%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b) ......        n/a
  Ratio of net investment income (loss) to
  average net assets (b)............................        n/a

JNL/Janus Balanced Series

Financial Highlights (Unaudited)

                                                   Period from
                                                      May 1,
                                                     2000* to
                                                     June 30,
                                                       2000
                                                  --------------
Selected Per Share Data

Net asset value, beginning of period ...........  $      10.00

Income from operations:
  Net investment income ........................          0.03
  Net realized and unrealized loss on ..........         (0.05)
  investments
                                                  --------------
  Total loss from operations ...................         (0.02)
                                                  --------------

Less distributions:
  From net investment income ...................             -
  From net realized gains on investment
  transactions .................................             -
                                                  --------------
  Total distributions ..........................             -
                                                  --------------
  Net decrease .................................         (0.02)
                                                  --------------

Net asset value, end of period .................  $       9.98
                                                  ==============

Total Return (a) ...............................         (0.20)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....  $      23,147
  Ratio of expenses to average net assets (b) ..          1.05%
  Ratio of net investment income to average net
    assets (b) .................................          2.47%
  Portfolio turnover ...........................          8.99%

 -------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

*Commencement of Operations.

JNL/Janus Capital Growth Series

Financial Highlights (Unaudited)

                                                   Six months
                                                     ended
                                                    June 30,
                                                      2000
                                                  --------------
Selected Per Share Data

Net asset value, beginning of period ...........  $      43.62
                                                  --------------

Income from operations:
  Net investment income (loss) .................         (0.12)
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items ......................................         (0.54)
                                                  --------------
  Total income (loss) from operations ..........         (0.66)
                                                  --------------

Less distributions:
  From net investment income
 ...............................................          -
  From net realized gains on investment
  transactions .................................          -
  Return of capital
 ...............................................          -
                                                  --------------
  Total distributions ..........................          -
                                                  --------------
  Net increase (decrease) ......................        (0.66)
                                                  --------------
Net asset value, end of period .................  $     42.96
                                                  ==============

Total Return (a) ...............................        (1.51)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....    $ 702,531
  Ratio of expenses to average net assets (b) ..        0.99%
  Ratio of net investment income (loss) to
  average
    net assets (b) .............................       (0.63)%
  Portfolio turnover ...........................       73.88%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)              n/a
  Ratio of net investment income (loss) to
  average net assets (b) .......................           n/a

JNL/Janus Global Equities Series

Financial Highlights (Unaudited)

                                                       Six months
                                                         ended
                                                        June 30,
                                                          2000
                                                      --------------
Selected Per Share Data

Net asset value, beginning of period ...............  $      35.69
                                                      --------------

Income from operations:
  Net investment income ............................          0.01
  Net realized and unrealized gains on
  investments
    and foreign currency related items .............          0.37
                                                      --------------
  Total income from operations .....................          0.38
                                                      --------------

Less distributions:
  From net investment income .......................          -
  From net realized gains on investment
  transactions .....................................          -
  Return of capital ................................          -
                                                      --------------
  Total distributions ..............................          -
  Net increase                                                0.38
                                                      --------------
Net asset value, end of period                        $      36.07
                                                      ==============
Total Return (a)                                              1.06%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ..........      $800,645
  Ratio of expenses to average net assets (b) .......         1.03%
  Ratio of net investment income to average
    net assets (b) ..................................           - %
  Portfolio turnover ................................        28.90%


Ratio information assuming no expense
   reimbursement:
  Ratio of expenses to average net assets (b) .......           n/a
  Ratio of net investment income (loss) to average
  net assets (b) ....................................           n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/Putnam Growth Series

Financial Highlights (Unaudited)



                                                      Six months
                                                           ended
                                                        June 30,
                                                            2000
                                                     --------------
Selected Per Share Data

Net asset value, beginning of period ..............   $      28.45
                                                     --------------

Income from operations:
  Net investment income (loss) ....................          (0.03)
  Net realized and unrealized gains (losses) on
    investments ...................................          (0.66)
                                                     --------------
  Total income (loss) from operations .............          (0.69)
                                                     --------------

Less distributions:
  From net investment income
 ..................................................          -
  From net realized gains on investment transactions         -
                                                     --------------
  Total distributions .............................          -
                                                     --------------
  Net increase (decrease) .........................          (0.69)
                                                     --------------
Net asset value, end of period ....................   $      27.76
                                                     ==============
Total Return (a) ..................................          (2.43)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ........   $     543,416
  Ratio of expenses to average net assets (b) (c)             0.95%
  Ratio of net investment income (loss) to average
    net assets (b) ................................        (0.26)%
  Portfolio turnover ..............................         31.06%

Ratio information assuming no expense reimbursement:
  Ratio of expenses to average net assets (b) .....           n/a
  Ratio of net investment income (loss) to average
    net assets (b) ................................           n/a

JNL/Putnam International Equity Series
(formerly, T. Rowe Price/JNL International Equity Investment Series)

Financial Highlights (Unaudited)


                                                   Six months
                                                      ended
                                                     June 30,
                                                       2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $    16.79
                                                 --------------

Income from operations:
  Net investment income .......................        0.08
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................       (0.83)
                                                 --------------
  Total income (loss) from operations .........       (0.75)
                                                 --------------

Less distributions:
  From net investment income ..................           -
  From net realized gains on investment .......           -
  transactions
                                                 --------------
  Total distributions .........................           -
                                                 --------------
  Net increase (decrease) .....................       (0.75)
                                                 --------------

Net asset value, end of period ................  $    16.04
                                                 ==============

Total Return (a) ..............................       (4.47)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $ 122,945
  Ratio of expenses to average net assets (b)          1.17%
  Ratio of net investment income to average net
    assets (b) ................................        0.86%
  Portfolio turnover ..........................      112.00%


Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)            n/a
  Ratio of net investment income (loss) to
  average net assets (b) ......................          n/a

  ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

JNL/Putnam Midcap Growth Series

Financial Highlights (Unaudited)

                                                     Period from
                                                        May 1,
                                                       2000* to
                                                       June 30,
                                                         2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period .............   $    10.00
                                                    --------------

Income from operations:
  Net investment income ..........................            -
  Net realized and unrealized gains on investments         0.15
                                                    --------------
  Total income from operations ...................         0.15
                                                    --------------
Less distributions:
  From net investment income .....................            -
  From net realized gains on investment
  transactions ...................................            -
                                                    --------------
  Total distributions ............................            -
                                                    --------------
  Net increase ...................................         0.15
                                                    --------------
Net asset value, end of period ...................   $    10.15
                                                    ==============
Total Return (a) .................................         1.50%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .......   $    24,094
  Ratio of expenses to average net assets (b) ....         1.05%
  Ratio of net investment income to average net
  assets (b) .....................................         2.47%
  Portfolio turnover .............................        18.31%

JNL/Putnam Value Equity Series

Financial Highlights (Unaudited)

                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ---------------
Selected Per Share Data

Net asset value, beginning of period .......... $      16.78
                                                ---------------
Income from operations:
  Net investment income .......................         0.08
  Net realized and unrealized gains (losses) on        (0.35)
  investments                                   ---------------
  Total income (loss) from operations .........        (0.27)
                                                ---------------
Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
                                                ---------------
  Total distributions .........................           -
                                                ---------------
  Net increase (decrease) .....................        (0.27)
                                                ---------------
Net asset value, end of period ................ $      16.51
                                                ===============
Total Return (a) ..............................        (1.61)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     366,523
  Ratio of expenses to average net assets (b)           0.97%
  Ratio of net investment income to average net
    assets (b) ................................         1.04%
  Portfolio turnover ..........................        53.66%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)             n/a
  Ratio of net investment income to average net
    assets (b) ................................           n/a


--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Conservative Growth Series I

  Financial Highlights (Unaudited)



                                                  Six months
                                                    ended
                                                   June 30,
                                                     2000
                                                ---------------

Selected Per Share Data

Net asset value, beginning of period .......... $   12.45
                                                ---------------
Income from operations:
  Net investment income .......................     (0.20)
  Net realized and unrealized gains on
  investments .................................      0.49
  Total income from operations ................      0.29

Less distributions:
  From net investment income ..................         -
  From net realized gains on investment
  transactions ................................         -
  Total distributions .........................         -
                                                ---------------
  Net increase ................................      0.29
                                                ---------------
Net asset value, end of period ................ $   12.74

Total Return (a) ..............................     2.33%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $  107,213
  Ratio of expenses to average net assets (b)        0.20%
   Ratio of net investment income to average
     net assets (b) ...........................      0.18%
  Portfolio turnover ..........................     17.95%

   JNL/S&P Moderate Growth Series I

   Financial Highlights (Unaudited)

                                                   Six months
                                                      ended
                                                     June 30,
                                                       2000
                                                 --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $    13.42
                                                 --------------

Income from operations:
  Net investment income .......................        0.02
  Net realized and unrealized gains on investments     0.25
  Total income from operations ................        0.27
                                                 --------------

Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
  Total distributions .........................           -
                                                 --------------
  Net increase ................................        0.27
                                                 --------------
Net asset value, end of period ................  $    13.69
                                                 ==============

Total Return (a) ..............................        2.01%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $  178,838
  Ratio of expenses to average net assets (b)          0.20%
  Ratio of net investment income to average net
    assets (b) ................................       (0.09)%
  Portfolio turnover ..........................       19.81%


 ------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Aggressive Growth Series I

Financial Highlights (Unaudited)



                                                Six months
                                                   ended
                                                 June 30,
                                                   2000
                                              --------------
Selected Per Share Data

Net asset value, beginning of period .......... $     14.69

Income from operations:
  Net investment income (loss) ................       (0.18)
  Net realized and unrealized gains on
  investments .................................        0.34
  Total income from operations ................        0.16

Less distributions:
  From net investment income ..................        -
  From net realized gains on investment
  transactions ................................        -
  Total distributions .........................        -
                                               --------------
  Net increase ................................        0.16

Net asset value, end of period ................ $     14.85

Total Return (a) ..............................        1.09%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     76,933
  Ratio of expenses to average net assets (b)          0.20%
  Ratio of net investment income to average net
     assets (b) ...............................       (0.20)%
  Portfolio turnover ..........................       28.87%

  JNL/S&P Very Aggressive Growth Series I

  Financial Highlights (Unaudited)



                                                     Six months
                                                        ended
                                                      June 30,
                                                        2000

  Selected Per Share Data

  Net asset value, beginning of period ........ $         16.61
                                                      -------------
  Income from operations:
    Net investment income (loss) ..............           (0.35)
    Net realized and unrealized gains on investments       0.50
    Total income from operations ..............            0.15
                                                      --------------
  Less distributions:
    From net investment income ................               -
    From net realized gains on investment transactions        -
    Total distributions .......................               -
    Net increase ..............................            0.15
                                                      --------------
  Net asset value, end of period .............. $         16.76

  Total Return (a) ............................            1.09%

  Ratios and Supplemental Data:
    Net assets, end of period (in thousands)    $       47,263
    Ratio of expenses to average net assets (b)          0.20%
    Ratio of net investment income to average
       net assets (b) .........................         (0.20)%
    Portfolio turnover ........................         34.30%

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

JNL/S&P Equity Growth Series I

Financial Highlights (Unaudited)



                                                     Six months
                                                       ended
                                                      June 30,
                                                        2000
                                                    ------------
Selected Per Share Data

Net asset value, beginning of period .......... $       15.21

Income from operations:
  Net investment income (loss) ................         (0.39)
  Net realized and unrealized gains on
  investments .................................          0.53
  Total income from operations ................          0.14

Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
  Total distributions .........................             -
  Net increase ................................          0.14

Net asset value, end of period ................ $       15.35

Total Return (a) ..............................         0.92%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $      108,493
  Ratio of expenses to average net assets (b)            0.20%
  Ratio of net investment income to average net
     assets (b) ...............................         (0.20)%
  Portfolio turnover ..........................         34.92%

JNL/S&P Equity Aggressive Growth Series I

Financial Highlights (Unaudited)


                                                     Six months
                                                          ended
                                                       June 30,
                                                           2000
                                                    --------------
Selected Per Share Data

Net asset value, beginning of period ..........  $       15.56

Income from operations:
  Net investment income (loss) ................          (0.26)
  Net realized and unrealized gains on
  investments .................................           0.45
  Total income from operations ................           0.19

Less distributions:
  From net investment income ..................              -
  From net realized gains on investment
  transactions ................................              -
  Total distributions .........................              -
  Net increase ................................           0.19

Net asset value, end of period ................ $        15.75

Total Return (a) ..............................           1.22%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $        32,845
  Ratio of expenses to average net assets (b)             0.20%
  Ratio of net investment income to average net         (0.20)%
     assets (b)
  Portfolio turnover ..........................         32.18%


--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Balanced Series

Financial Highlights (Unaudited)

                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period ..........     $  12.60
                                                ----------------

Income from operations:
  Net investment income .......................         0.25
  Net realized and unrealized gains (losses) on
  investments .................................       (0.66)
                                                ----------------
  Total income (loss) from operations .........       (0.41)
                                                ----------------
Less distributions:
  From net investment income ..................           -
  From net realized gains on investment
  transactions ................................           -
                                                ----------------
  Total distributions .........................           -
                                                ----------------
  Net increase (decrease) .....................       (0.41)
                                                ----------------

Net asset value, end of period ................     $ 12.19
                                                ================
Total Return (a) ..............................       (3.25)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....   $ 140,223
  Ratio of expenses to average net assets (b)         0.82%
  Ratio of net investment income to average net
     assets (b) ...............................       4.18%
  Portfolio turnover ..........................      12.12%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)           n/a
   Ratio of net investment income to average
     net assets (b) ...........................         n/a

PPM America/JNL High Yield Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $     10.13
                                                ----------------

Income from operations:
  Net investment income .......................        0.50
  Net realized and unrealized gains (losses)
    on investments ............................       (0.65)
                                                ----------------
  Total income (loss) from operations .........       (0.15)
                                                ----------------
Less distributions:
  From net investment income ..................        -
  From net realized gains on investment
  transactions ................................        -
                                                ----------------
  Total distributions .........................        -
                                                ----------------
  Net increase (decrease) .....................       (0.15)
                                                ----------------

Net asset value, end of period ................ $      9.98
                                                ================
Total Return (a) ..............................        (1.48)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $     148,258
  Ratio of expenses to average net assets (b)           0.82%
  Ratio of net investment income to average net
     assets (b) ...............................        10.14%
  Portfolio turnover ..........................        31.49%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)         n/a
  Ratio of net investment income to average net
     assets (b)                                       n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

PPM America/JNL Money Market Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $     1.00
                                                ----------------
Income from operations:
  Net investment income .......................       0.03
                                                ----------------

Less distributions:
  From net investment income ..................      (0.03)
                                                ----------------
  Net increase                                           -
                                                ----------------
Net asset value, end of period ................ $     1.00
                                                ================
Total Return (a) ..............................       2.74%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .... $   147,342
  Ratio of expenses to average net assets (b)         0.70%
  Ratio of net investment income to average net
     assets (b) ...............................       5.46%

Ratio information assuming no expense
  reimbursement or fees paid indirectly:
  Ratio of expenses to average net assets (b)           n/a
  Ratio of net investment income to average net
     assets (b)                                         n/a

Salomon Brothers/JNL Global Bond Series

Financial Highlights (Unaudited)


                                                  Six months
                                                    ended
                                                   June 30,
                                                     2000
                                                ----------------
Selected Per Share Data

Net asset value, beginning of period .......... $    10.25
                                                ----------------
Income from operations:
  Net investment income .......................       0.36
  Net realized and unrealized gains (losses) on
    investments and foreign currency related
    items .....................................      (0.14)
                                                ----------------
  Total income from operations ................       0.22
                                                ----------------
Less distributions:
  From net investment income ..................          -
  From net realized gains on investment
    transactions ..............................          -
  Return of capital ...........................          -
                                                ----------------
  Total distributions .........................          -
                                                ----------------
  Net increase (decrease) .....................       0.22
                                                ----------------
Net asset value, end of period ................ $    10.47
                                                ================

Total Return (a) ..............................       2.15%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands)      $    96,747
  Ratio of expenses to average net assets (b)(c)      0.95%
  Ratio of net investment income to average net
    assets (b) ................................       7.45%
  Portfolio turnover ..........................      71.99%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)          n/a
  Ratio of net investment income to average net
    assets (b)                                         n/a

-------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

Salomon Brothers/JNL U.S. Government & Quality Bond Series

Financial Highlights (Unaudited)

                                                   Six month
                                                       ended
                                                    June 30,
                                                        2000
                                                 ----------------
Selected Per Share Data

Net asset value, beginning of period ..........  $      10.36
                                                 ----------------

Income from operations:
  Net investment income .......................          0.30
  Net realized and unrealized gains (losses) on
    investments ...............................          0.08
                                                 ----------------
  Total income (loss) from operations .........         0.38
                                                 ----------------
Less distributions:
  From net investment income ..................             -
  From net realized gains on investment .......
  transactions ................................             -
                                                 ----------------
  Total distributions .........................             -
                                                 ----------------
  Net increase (decrease) .....................         0.38
                                                 ----------------
Net asset value, end of period ................  $      10.74
                                                 ================
Total Return (a) ..............................         3.67%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ....  $    117,421
  Ratio of expenses to average net assets (b)(c)        0.80%
  Ratio of net investment income to average net
  assets (b) ..................................         6.10%
  Portfolio turnover ..........................        50.76%

Ratio information assuming no expense
  reimbursement:
  Ratio of expenses to average net assets (b)                n/a
  Ratio of net investment income to average net
    assets (b)                                               n/a

T. Rowe Price/JNL Established Growth Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period ..........      $  21.70
                                                -----------------
Income from operations:
  Net investment income .......................             -
  Net realized and unrealized gains on
  investments and foreign currency
  related items ...............................          1.70
                                                -----------------
  Total income from operations ................          1.70
                                                -----------------
Less distributions:
  From net investment income ..................             -
  From net realized gains on investment
  transactions ................................             -
  Return of capital ...........................             -
                                                -----------------
  Total distributions ..........................            -
                                                -----------------
  Net increase .................................         1.70
                                                -----------------
Net asset value, end of period .................     $  23.40
                                                =================
Total Return (a) ...............................         7.83%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) .....     $415,651
  Ratio of expenses to average net assets (b)            0.92%
  Ratio of net investment income to average net
     assets (b) ................................            -
  Portfolio turnover ...........................        39.95%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)...        n/a
   Ratio of net investment income (loss) to
     average net assets (b) ....................        n/a

--------------------------------------------------------------------------------
(a) Assumes investment at net asset value at the beginning of period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.
(c) For the year ended December 31, 1997, the ratio of expenses to average net assets excluding non-operating expenses was 1.00%.

T. Rowe Price/JNL Mid-Cap Growth Series

Financial Highlights (Unaudited)


                                                  Six months
                                                     ended
                                                   June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period .........  $      23.71
                                                -----------------

Income from operations:
  Net investment income (loss) ...............        (0.03)
  Net realized and unrealized gains on
  investments and
    foreign currency related items ...........         1.34
                                                -----------------
  Total income from operations ...............         1.31
                                                -----------------
Less distributions:
  From net investment income .................          -
  From net realized gains on investment
  transactions ...............................          -
                                                -----------------
  Total distributions ........................          -
                                                -----------------
  Net increase ...............................         1.31
                                                -----------------
Net asset value, end of period ...............  $      25.02
                                                =================
Total Return (a) .............................         5.53%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...  $    355,790
  Ratio of expenses to average net assets (b)          1.02%
   Ratio of net investment income (loss) to
     average net assets (b) ..................        (0.25)%
  Portfolio turnover .........................        28.00%

Ratio information assuming no expense
reimbursement:
  Ratio of expenses to average net assets (b)         n/a
  Ratio of net investment loss to average net
     assets (b)                                       n/a

T. Rowe Price/JNL Value Series

Financial Highlights (Unaudited)

                                                 Period from
                                                   May 1,
                                                  2000* to
                                                  June 30,
                                                     2000
                                                -----------------
Selected Per Share Data

Net asset value, beginning of period .........  $       10.00
                                                -----------------

Income from operations:
  Net investment income ......................           0.03
  Net realized and unrealized losses on
    investments and foreign currency related
    items ....................................          (0.38)
                                                -----------------
  Total loss from operations .................          (0.35)
                                                -----------------
Less distributions:
  From net investment income .................         -
  From net realized gains on investment
  transactions ...............................         -
                                               -----------------
  Total distributions ........................         -
                                                -----------------
  Net decrease ...............................        (0.35)
                                                -----------------
Net asset value, end of period ...............   $     9.65
                                                =================
Total Return (a) .............................        (3.50)%

Ratios and Supplemental Data:
  Net assets, end of period (in thousands) ...   $    15,630
  Ratio of expenses to average net assets (b)          1.00%
   Ratio of net investment income to average
     net assets (b) ..........................         2.04%
  Portfolio turnover                                  12.23%

--------------------------------------------------------------------------------
*    Commencement of operations.
(a) Assumes investment at net asset value at the beginning of the period, reinvestment of all distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total Return is not annualized for periods less than one year.
(b)  Annualized for periods less than one year.

This Supplement is dated December 18, 2000.


(To be used with Form No. NV3174 Rev. 05/00.)